UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/S

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23271

Exact name of registrant as specified in charter:	USAA ETF TRUST

Address of principal executive offices and zip Code:	9800 FREDERICKSBURG ROAD
SAN ANTONIO, TX 78288

Name and address of agent for service:	SEBA KURIAN
USAA ETF TRUST
9800 FREDERICKSBURG ROAD
SAN ANTONIO, TX 78288

Registrant’s telephone number, including area code:	(210) 498-0226

Date of fiscal year end: AUGUST 31

Date of reporting period: FEBRUARY 28, 2018

ITEM 1. SEMIANNUAL REPORT TO STOCKHOLDERS.

USAA ETF TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED FEBRUARY 28, 2018

USAA CORE SHORT-TERM BOND ETF (USTB)

USAA CORE INTERMEDIATE-TERM BOND ETF

(UITB)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Funds, managed by USAA Asset Management Company. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Funds.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

©2018, USAA. All rights reserved.

INVESTMENT OVERVIEW

*	Percentages are of the net assets of the Fund and may not equal 100%.

Refer to Portfolios of Investments for complete list of securities.

Investment Overview    |    1

These charts reflect the highest long-term rating from a Nationally Recognized Statistical Rating Organization (NRSRO), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide independent analysis of the credit quality of the Funds’ investments. USAA Asset Management Company (the Manager) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Funds’ securities that are not rated by an NRSRO appear in the chart above as “Unrated,” but these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government and pre-refunded and escrowed-to-maturity municipal bonds that are not rated are treated as AAA for credit quality purposes.

Percentages are of the total market value of the Fund’s investments.

Refer to Portfolios of Investments for complete list of securities.

2    |    USAA Core Bond ETFs

*	Percentages are of the net assets of the Fund and may not equal 100%.

Refer to Portfolios of Investments for complete list of securities.

Investment Overview    |    3

These charts reflect the highest long-term rating from a Nationally Recognized Statistical Rating Organization (NRSRO), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide independent analysis of the credit quality of the Funds’ investments. USAA Asset Management Company (the Manager) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Funds’ securities that are not rated by an NRSRO appear in the chart above as “Unrated,” but these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government and pre-refunded and escrowed-to-maturity municipal bonds that are not rated are treated as AAA for credit quality purposes.

Percentages are of the total market value of the Fund’s investments.

Refer to Portfolios of Investments for complete list of securities.

4    |    USAA Core Bond ETFs

PORTFOLIOS OF INVESTMENTS

USAA CORE SHORT-TERM BOND ETF

February 28, 2018 (unaudited)

Principal					Market
Amount		Coupon			Value
(000)	Security	Rate		Maturity	(000)
	BONDS (98.3%)
	ASSET-BACKED SECURITIES (8.6%)
	Financials (8.6%)
	Asset-Backed - Automobile (4.0%)
$500	Avis Budget Rental Car Funding AESOP, LLC(a)	2.62%		9/20/2019	$500
500	Credit Acceptance Auto Loan Trust(a)	3.60		4/15/2027	498
250	Santander Drive Auto Receivables Trust	2.74		12/15/2021	251
250	Santander Drive Auto Receivables Trust	3.09	(b)	4/15/2022	251
275	Securitized Term Auto Receivables Trust(a)	1.51		4/25/2019	275

					1,775

	Asset-Backed - Credit Card (1.1%)
500	Synchrony Credit Card Master Note Trust	2.19		6/15/2023	493

	Asset-Backed Financing (2.4%)
300	Dell Equipment Finance Trust(a)	2.75		9/22/2020	300
500	MMAF Equipment Finance, LLC(a)	1.93		7/16/2021	498
100	MMAF Equipment Finance, LLC(a)	1.76		1/17/2023	98
192	SCF Equipment Leasing, LLC(a)	3.41		12/20/2023	189

					1,085

	Other Asset-Backed Securities (1.1%)
500	GreatAmerica Leasing Receivables Funding, LLC(a)	2.83		6/17/2024	500

	Total Financials				3,853

	Total Asset-Backed Securities (cost: $3,862)				3,853

	COLLATERALIZED LOAN OBLIGATION (1.1%)
	Financials (1.1%)
500	Oaktree EIF Ltd.3 mo. LIBOR + 2.00%(a) (cost: $503)	3.75	(c)	10/20/2027	502

	CORPORATE OBLIGATIONS (45.0%)
	Consumer Discretionary (1.8%)
	Homebuilding (0.7%)
300	Lennar Corp.(a)	2.95		11/29/2020	293

	Housewares & Specialties (0.5%)
242	Newell Brands, Inc.	2.60		3/29/2019	241

Portfolio of Investments    |    5

Principal					Market
Amount		Coupon			Value
(000)	Security	Rate		Maturity	(000)
	Leisure Products (0.6%)
$250	Mattel, Inc.	1.70%		3/15/2018	$251

	Total Consumer Discretionary				785

	Consumer Staples (7.2%)
	Distillers & Vintners (0.9%)
400	Constellation Brands, Inc.	2.70		5/09/2022	391

	Drug Retail (1.4%)
400	CVS Health Corp.	2.12		6/01/2021	386
250	Walgreens Boots Alliance, Inc.	2.70		11/18/2019	249

					635

	Packaged Foods & Meats (2.3%)
300	Kraft Heinz Foods Co.	2.00		7/02/2018	300
750	Mondelez International Holdings Netherlands B.V.(a)	1.63		10/28/2019	738

					1,038

	Tobacco (2.6%)
400	Altria Group, Inc.	4.75		5/05/2021	421
750	Philip Morris International, Inc.	2.90		11/15/2021	746

					1,167

	Total Consumer Staples				3,231

	Energy (4.9%)
	Oil & Gas Storage & Transportation (4.9%)
271	Andeavor Logistics, LP /Tesoro Logistics Finance Corp.	3.50		12/01/2022	267
500	DCP Midstream OperatingLP(a)	5.35		3/15/2020	515
400	Enterprise Products Operating, LLC	2.55		10/15/2019	398
500	Rockies Express Pipeline, LLC(a)	5.62		4/15/2020	522
500	Western Gas Partners, LP	2.60		8/15/2018	500

	Total Energy				2,202

	Financials (15.4%)
	Consumer Finance (1.7%)
400	Ally Financial, Inc.	3.50		1/27/2019	402
350	Capital One Financial Corp.	2.40		10/30/2020	344

					746

	Diversified Banks (4.9%)
500	Bank of America Corp.	2.15		11/09/2020	490
400	Citigroup, Inc.	3.14	(b)	1/24/2023	397
294	Citizens Bank, N.A.	2.25		10/30/2020	289
500	U.S. Bank, N.A.	2.85		1/23/2023	493
500	Wells Fargo & Co.	3.00		1/22/2021	500

					2,169

6    |    USAA Core Bond ETFs

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Life & Health Insurance (3.7%)
$750	Nuveen Finance, LLC(a)	2.95%	11/01/2019	$751
400	Primerica, Inc.	4.75	7/15/2022	420
500	Reliance Standard Life Global Funding II(a)	2.50	1/15/2020	495

				1,666

	Regional Banks (5.1%)
200	Cadence BanCorp(a)	4.88	6/28/2019	202
500	Huntington National Bank	2.40	4/01/2020	495
500	National City Corp.	6.87	5/15/2019	524
400	Regions Bank	2.75	4/01/2021	398
250	Santander Holdings USA, Inc.(a)	3.40	1/18/2023	245
400	SunTrust Banks, Inc.	2.90	3/03/2021	398

				2,262

	Total Financials			6,843

	Health Care (4.0%)
	Health Care Equipment (0.6%)
250	Medtronic, Inc.	2.50	3/15/2020	249

	Health Care Facilities (1.7%)
500	HCA, Inc.	6.50	2/15/2020	529
250	Orlando Health Obligated Group	2.72	10/01/2019	249

				778

	Health Care Services (1.1%)
500	Express Scripts, Inc. 3 mo. LIBOR + 1.25% (d),(e)	3.34	4/28/2020	500

	Pharmaceuticals (0.6%)
250	Shire Acquisitions Investments Ireland Designated Activity Co.	1.90	9/23/2019	246

	Total Health Care			1,773

	Industrials (1.5%)
	Airlines (0.4%)
200	Continental Airlines, Inc. Pass-Through Trust	6.13	4/29/2018	201

	Trucking (1.1%)
500	Ryder System, Inc.	2.25	9/01/2021	486

	Total Industrials			687

	Information Technology (0.3%)
	Technology Hardware, Storage, & Peripherals (0.3%)
153	Dell, Inc. 3 mo. LIBOR + 1.50% (e)	3.15	12/31/2018	153

	Materials (0.9%)
	Specialty Chemicals (0.9%)
400	Ecolab, Inc.	4.35	12/08/2021	418

Portfolio of Investments    |    7

Principal					Market
Amount		Coupon			Value
(000)	Security	Rate		Maturity	(000)
	Real Estate (2.8%)
	REITs - Health Care (1.2%)
$500	Senior Housing Properties Trust	6.75%		12/15/2021	$546

	REITs - Residential (0.9%)
400	AvalonBay Communities, Inc.	3.63		10/01/2020	407

	REITs - Specialized (0.7%)
300	Sabra Health Care, LP / Sabra Capital Corp.	5.37		6/01/2023	303

	Total Real Estate				1,256

	Telecommunication Services (3.3%)
	Integrated Telecommunication Services (2.4%)
500	AT&T, Inc.	2.45		6/30/2020	495
580	Verizon Communications, Inc. 3 mo. LIBOR + 1.75%	3.32	(c)	9/14/2018	585

					1,080

	Wireless Telecommunication Services (0.9%)
375	Sprint Spectrum Co., LLC / Sprint Spectrum Co. II, LLC / Sprint Spectrum Co.(a)	3.36		3/20/2023	377

	Total Telecommunication Services				1,457

	Utilities (2.9%)
	Electric Utilities (2.0%)
400	AEP Texas, Inc.	2.40		10/01/2022	386
500	Sierra Pacific Power Co.	3.38		8/15/2023	505

					891

	Multi-Utilities (0.9%)
400	Sempra Energy	2.90		2/01/2023	393

	Total Utilities				1,284

	Total Corporate Obligations (cost: $20,308)				20,089

	EURODOLLAR AND YANKEE OBLIGATIONS (16.6%)
	Consumer Discretionary (1.1%)
	Automobile Manufacturers (1.1%)
500	Nissan Motor Acceptance Corp.(a)	2.35		3/04/2019	500

	Consumer Staples (4.7%)
	Brewers (1.7%)
750	Anheuser-Busch InBev Worldwide, Inc.	2.20		8/01/2018	750

	Food Retail (1.1%)
500	Alimentation Couche-Tard, Inc.(a)	2.70		7/26/2022	484

	Household Products (0.8%)
400	Reckitt Benckiser Treasury Services plc(a)	2.38		6/24/2022	383

8    |    USAA Core Bond ETFs

Principal					Market
Amount		Coupon			Value
(000)	Security	Rate		Maturity	(000)
	Tobacco (1.1%)
$500	B.A.T. International Finance plc	1.62%		9/09/2019	$492

	Total Consumer Staples				2,109

	Financials (2.7%)
	Diversified Banks (2.3%)
300	Banco Santander Chile(a)	2.50		12/15/2020	296
250	BBVA Bancomer S.A.(a)	6.50		3/10/2021	267
200	Royal Bank of Scotland Group plc	4.70		7/03/2018	201
250	Santander UK Group Holdings plc	3.37	(f)	1/05/2024	246

					1,010

	Other Diversified Financial Services (0.4%)
200	ORIX Corp.	2.95		7/23/2020	199

	Total Financials				1,209

	Health Care (1.1%)
	Pharmaceuticals (1.1%)
500	Teva Pharmaceutical Finance Netherlands B.V.	1.70		7/19/2019	488

	Industrials (3.6%)
	Airlines (0.3%)
123	Virgin Australia Trust(a)	5.00		4/23/2025	127

	Airport Services (1.1%)
475	Heathrow Funding Ltd.(a)	4.88		7/15/2021	503

	Industrial Conglomerates (1.6%)
750	CK Hutchison International Ltd.(a)	2.75		3/29/2023	723

	Railroads (0.6%)
240	Asciano Finance Ltd.(a)	5.00		4/07/2018	240

	Total Industrials				1,593

	Materials (1.6%)
	Commodity Chemicals (1.1%)
500	Braskem Finance Ltd. Co.	7.25		6/05/2018	508

	Construction Materials (0.5%)
200	Cemex SAB de CV 3 mo. LIBOR + 4.75% (a)	6.47	(c)	10/15/2018	204

	Total Materials				712

	Real Estate (1.1%)
	REITs - Retail (1.1%)
500	Scentre Group Trust(a)	2.38		4/28/2021	487

	Utilities (0.7%)
	Independent Power Producers & Energy Traders (0.7%)
300	TransAlta Corp.	6.90		5/15/2018	303

	Total Eurodollar and Yankee Obligations (cost: $7,488)				7,401

Portfolio of Investments    |    9

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	FOREIGN GOVERNMENT OBLIGATIONS (3.8%)
$700	Province of Alberta	1.90%	12/06/2019	$692
500	Province of Ontario	1.63	1/18/2019	497
500	Province of Quebec Canada	2.75	8/25/2021	499

	Total Foreign Government Obligations (cost: $1,705)			1,688

	MUNICIPAL OBLIGATIONS (4.8%)
	California (0.6%)
250	San Jose Redev. Agency Successor Agency	2.63	8/01/2022	247

	Illinois (1.1%)
500	City of Chicago Wastewater Transmission	3.73	1/01/2020	505

	New Jersey (2.4%)
500	EDA	2.42	6/15/2018	500
150	EDA	3.30	6/15/2019	151
150	EDA	3.50	6/15/2020	151
300	Educational Facilities Auth.	2.47	9/01/2021	292

				1,094

	Texas (0.7%)
150	City of Houston	2.62	3/01/2021	148
150	City of Houston	2.76	3/01/2022	148

				296

	Total Municipal Obligations (cost: $2,160)			2,142

	U.S. TREASURY SECURITIES (18.4%)(g)
	Notes (18.4%)
3,000	1.13%, 7/31/2021			2,866
1,000	1.25%, 7/31/2023 (h)			927
500	1.62%, 7/31/2020			492
750	1.63%, 7/31/2019			744
1,000	1.63%, 10/15/2020			981
2,250	1.87%, 9/30/2022			2,177

	Total U.S. Treasury Securities (cost: $8,304)			8,187

	Total Bonds (cost: $44,330)			43,862

	MONEY MARKET INSTRUMENTS (2.1%)
	COMMERCIAL PAPER (1.1%)
500	Baptist Health Care (a) (cost: $500)	2.50	7/09/2018	500

10    |    USAA Core Bond ETFs

		Market
Number		Value
of Shares	Security	(000)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.0%)
450,717	State Street Institutional Treasury Money Market Fund Premier Class, 1.33%(1) (cost: $451)	$451

	Total Money Market Instruments (cost: $951)	951

	Total Investments (cost: $45,281)	$44,813

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Bonds:
Asset-Backed Securities	$—	$3,853	$—	$3,853
Collateralized Loan Obligation	—	502	—	502
Corporate Obligations	—	20,089	—	20,089
Eurodollar and Yankee Obligations	—	7,401	—	7,401
Foreign Government Obligations	—	1,688	—	1,688
Municipal Obligations	—	2,142	—	2,142
U.S. Treasury Securities	8,187	—	—	8,187
Money Market Instruments:
Commercial Paper	—	500	—	500
Government & U.S. Treasury Money Market Funds	451	—	—	451

Total	$8,638	$36,175	$—	$44,813

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of October 24, 2017 (commencement of operations), through February 28, 2018, there were no transfers of securities between levels. The Fund’s policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments    |    11

USAA CORE INTERMEDIATE-TERM BOND ETF

February 28, 2018 (unaudited)

Principal					Market
Amount		Coupon			Value
(000)	Security	Rate		Maturity	(000)
	BONDS (98.7%)
	ASSET-BACKED SECURITIES (1.1%)
	Financials (1.1%)
	Asset-Backed - Automobile (0.6%)
$500	Tesla Auto Lease Trust 2018-A(a)	2.75%		2/20/2020	$499

	Other Asset-Backed Securities (0.5%)
500	VB-S1 Issuer, LLC(a),(j)	3.41		2/15/2048	499

	Total Financials				998

	Total Asset-Backed Securities (cost: $1,000)				998

	COMMERCIAL MORTGAGE SECURITIES (1.4%)
	Financials (1.4%)
	Commercial Mortgage-Backed Securities (1.4%)
500	Citigroup Commercial Mortgage Trust	3.79	(f)	9/15/2050	504
813	J.P.Morgan Chase Commercial Mortgage Securities Trust(a)	5.66	(f)	11/15/2043	847

	Total Financials				1,351

	Total Commercial Mortgage Securities (cost: $1,367)				1,351

	CORPORATE OBLIGATIONS (41.6%)
	Consumer Discretionary (4.6%)
	Apparel Retail (0.3%)
250	L Brands, Inc.	5.63		10/15/2023	264

	Automotive Retail (0.3%)
300	Autozone, Inc.	3.75		6/01/2027	295

	Cable & Satellite (1.9%)
500	Charter Communications Operating LLC/Charter Communications Operating Capital	3.75		2/15/2028	464
750	Comcast Corp.	3.55		5/01/2028	737
500	CSC Holdings, LLC(a)	6.62		10/15/2025	526

					1,727

	Department Stores (0.5%)
500	JC Penney Corp., Inc.(a)	5.87		7/01/2023	480

	Homebuilding (0.6%)
500	DR Horton, Inc.	4.75		2/15/2023	526

	Housewares & Specialties (0.5%)
500	Newell Brands, Inc.	4.20		4/01/2026	495

12    |    USAA Core Bond ETFs

Principal					Market
Amount		Coupon			Value
(000)	Security	Rate		Maturity	(000)
	Restaurants (0.5%)
$500	Aramark Services, Inc.(a)	5.00%		2/01/2028	$499

	Total Consumer Discretionary				4,286

	Consumer Staples (2.1%)
	Brewers (0.3%)
250	Molson Coors Brewing Co.	3.00		7/15/2026	234

	Distillers & Vintners (0.8%)
750	Constellation Brands, Inc.	3.50		5/09/2027	728

	Food Retail (0.5%)
500	Kroger Co.	3.50		2/01/2026	487

	Packaged Foods & Meats (0.5%)
500	B&G Foods, Inc.	5.25		4/01/2025	482

	Total Consumer Staples				1,931

	Energy (5.3%)
	Oil & Gas Drilling (0.6%)
500	Nabors Industries, Inc.	4.63		9/15/2021	490

	Oil & Gas Exploration & Production (1.3%)
200	Continental Resources, Inc.	5.00		9/15/2022	204
500	Murphy Oil Corp.	5.75		8/15/2025	499
500	Southwestern Energy Co.	7.75		10/01/2027	512

					1,215

	Oil & Gas Refining & Marketing (0.5%)
500	Andeavor Logistics LP/Tesoro Logistics Finance Corp.	4.25		12/01/2027	490

	Oil & Gas Storage & Transportation (2.9%)
500	Boardwalk Pipelines, LP	4.45		7/15/2027	490
500	Energy Transfer, LP 3 mo. LIBOR + 3.02%	4.79	(c)	11/01/2066	455
750	MPLX, LP	4.00		3/15/2028	739
500	NuStar Logistics LP	4.75		2/01/2022	501
500	Western Gas Partners, LP(d)	4.50		3/01/2028	504

					2,689

	Total Energy				4,884

	Financials (9.4%)
	Asset Management & Custody Banks (1.1%)
500	Ares Capital Corp.	4.25		3/01/2025	491
500	Main Street Capital Corp.	4.50		12/01/2022	498

					989

	Consumer Finance (0.6%)
500	Synchrony Financial	4.50		7/23/2025	509

	Diversified Banks (2.6%)
1,000	Bank of America Corp. 3 mo. LIBOR + 1.51%	3.71	(c)	4/24/2028	985

Portfolio of Investments    |    13

Principal					Market
Amount		Coupon			Value
(000)	Security	Rate		Maturity	(000)
$1,000	Citigroup, Inc.	4.12%		7/25/2028	$995
500	Wells Fargo & Co.	3.00		10/23/2026	472

					2,452

	Investment Banking & Brokerage (0.5%)
500	Goldman Sachs Group, Inc. 3 mo. LIBOR + 0.75%	2.55	(c)	2/23/2023	501

	Life & Health Insurance (1.1%)
500	American Equity Investment Life Holding Co.	5.00		6/15/2027	509
500	Lincoln National Corp.	3.80		3/01/2028	497

					1,006

	Property & Casualty Insurance (1.6%)
500	Chubb Corp. 3 mo. LIBOR + 2.25%	3.97	(c)	3/29/2067	501
500	Mercury General Corp.	4.40		3/15/2027	498
500	Old Republic International Corp.	3.88		8/26/2026	491

					1,490

	Regional Banks (1.9%)
750	BB&T Corp.	4.25		9/30/2024	779
500	Key Bank N.A.	3.40		5/20/2026	484
250	Santander Holdings USA, Inc.(a)	3.40		1/18/2023	245
250	Santander Holdings USA, Inc.(a)	4.40		7/13/2027	250

					1,758

	Total Financials				8,705

	Health Care (4.5%)
	Biotechnology (0.5%)
500	Celgene Corp.	3.90		2/20/2028	493

	Health Care Equipment (0.5%)
500	Becton Dickinson & Co.	3.70		6/06/2027	479

	Health Care Facilities (1.1%)
500	HCA, Inc.	4.50		2/15/2027	489
500	Orlando Health Obligated Group	3.78		10/01/2028	501

					990

	Health Care Services (1.3%)
500	DaVita, Inc.	5.00		5/01/2025	492
500	Express Scripts, Inc. 3 mo. LIBOR + 1.25% (d),(e)	3.34		4/28/2020	499
250	Quest Diagnostics, Inc.	3.45		6/01/2026	242

					1,233

	Pharmaceuticals (1.1%)
500	Mallinckrodt International Finance S.A. / Mallinckrodt CB, LLC(a)	4.87		4/15/2020	486
500	Mylan N.V.	3.95		6/15/2026	485

					971

	Total Health Care				4,166

14    |    USAA Core Bond ETFs

Principal					Market
Amount		Coupon			Value
(000)	Security	Rate		Maturity	(000)
	Industrials (5.4%)
	Aerospace & Defense (0.3%)
$250	Arconic, Inc.	5.12%		10/01/2024	$260

	Airlines (1.1%)
500	American Airlines, Inc. Pass-Through Trust	3.60		4/15/2031	497
500	United Airlines 2018-1 Class A Pass Through Trust	3.70		9/01/2031	496

					993

	Building Products (0.2%)
250	Jeld-Wen, Inc.(a)	4.63		12/15/2025	245

	Electrical Components & Equipment (0.5%)
500	Hubbell, Inc.	3.50		2/15/2028	489

	Industrial Machinery (0.8%)
250	Flowserve Corp.	4.00		11/15/2023	250
500	Ingersoll-Rand Global Holding Co. Ltd.	3.75		8/21/2028	496

					746

	Trading Companies & Distributors (1.4%)
500	ILFC E-Capital Trust 3 mo. LIBOR + 1.55% (a)	4.37	(c)	12/21/2065	495
750	United Rentals North America, Inc.	5.50		7/15/2025	775

					1,270

	Trucking (1.1%)
1,000	Ryder System, Inc.	3.40		3/01/2023	1,001

	Total Industrials				5,004

	Information Technology (2.3%)
	Application Software (0.6%)
500	Solera, LLC 3 mo. LIBOR + 2.75% (d),(e)	4.86		3/03/2023	502

	Communications Equipment (0.8%)
750	Motorola Solutions, Inc.	4.60		2/23/2028	749

	Data Processing & Outsourced Services (0.4%)
400	First Data Corp.(a)	5.00		1/15/2024	404

	Technology Hardware, Storage, & Peripherals (0.5%)
500	Dell, Inc. 3 mo. LIBOR + 1.50% (e)	3.15		12/31/2018	501

	Total Information Technology				2,156

	Materials (3.7%)
	Aerospace & Defense (0.3%)
250	Arconic, Inc.	5.90		2/01/2027	270

	Commodity Chemicals (0.6%)
250	Chevron Phillips Chemical Co. (a),(d)	3.30		5/01/2023	251
250	Chevron Phillips Chemical Co. (a),(d)	3.70		6/01/2028	250

					501

Portfolio of Investments    |    15

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Construction Materials (0.5%)
$500	Vulcan Materials Co.	3.90%	4/01/2027	$495

	Fertilizers & Agricultural Chemicals (0.5%)
500	Mosaic Co.	4.05	11/15/2027	488

	Metal & Glass Containers (0.5%)
500	Crown Americas, LLC / Crown Americas Capital Corp.(a)	4.75	2/01/2026	494

	Paper Packaging (1.3%)
750	International Paper Co.	3.00	2/15/2027	702
500	Packaging Corp. of America	3.40	12/15/2027	485

				1,187

	Total Materials			3,435

	Municipal (0.5%)
	Hospital (0.5%)
500	Eastern Maine Healthcare Systems	3.71	7/01/2026	466

	Real Estate (2.9%)
	REITs - Hotel & Resort (0.6%)
500	Hospitality Properties Trust	4.95	2/15/2027	510

	REITs - Mortgage (1.0%)
950	Starwood Property Trust, Inc.(a)	3.63	2/01/2021	945

	REITs - Office (0.5%)
500	Vornado Realty, LP	3.50	1/15/2025	485

	REITs - Residential (0.5%)
500	AvalonBay Communities, Inc.	3.20	1/15/2028	481

	REITs - Specialized (0.3%)
250	Sabra Health Care, LP / Sabra Capital Corp.	5.37	6/01/2023	252

	Total Real Estate			2,673

	Telecommunication Services (0.5%)
	Wireless Telecommunication Services (0.5%)
500	T-Mobile USA, Inc.	4.75	2/01/2028	488

	Utilities (0.4%)
	Electric Utilities (0.4%)
400	DPL, Inc.	6.75	10/01/2019	422

	Total Corporate Obligations (cost: $39,299)			38,616

	EURODOLLAR AND YANKEE OBLIGATIONS (10.9%)
	Consumer Staples (0.5%)
	Brewers (0.5%)
500	Anheuser-Busch InBev Worldwide, Inc.	3.65	2/01/2026	496

16    |    USAA Core Bond ETFs

Principal					Market
Amount		Coupon			Value
(000)	Security	Rate		Maturity	(000)
	Energy (0.9%)
	Integrated Oil & Gas (0.6%)
$500	Petroleos Mexicanos(a)	6.50%		3/13/2027	$535

	Oil & Gas Exploration & Production (0.3%)
250	Aker BP ASA(a)	6.00		7/01/2022	261

	Total Energy				796

	Financials (4.1%)
	Diversified Banks (4.1%)
500	ABN AMRO Bank N.V.(a)	4.80		4/18/2026	517
500	Bank of Montreal	3.80	(f)	12/15/2032	478
500	BPCE S.A.(a)	3.25		1/11/2028	476
600	Cooperatieve Rabobank UA 3 mo. LIBOR + 1.89%	4.00	(c)	4/10/2029	591
250	Credit Agricole S.A.(a)	3.25		10/04/2024	242
500	Credit Suisse Group Funding Guernsey Ltd.	3.75		3/26/2025	494
250	Lloyds Banking Group plc 3 mo. LIBOR + 0.81%	2.91	(c)	11/07/2023	242
250	Lloyds Banking Group plc 3 mo. LIBOR + 1.21%	3.57	(c)	11/07/2028	238
500	Royal Bank of Scotland Group plc	6.13		12/15/2022	534

	Total Financials				3,812

	Health Care (0.5%)
	Pharmaceuticals (0.5%)
500	Teva Pharmaceutical Finance IV B.V.	3.65		11/10/2021	479

	Industrials (0.8%)
	Airlines (0.3%)
220	Air Canada Pass-Through Trust(a)	5.37		11/15/2022	229

	Industrial Conglomerates (0.5%)
500	CK Hutchison International 17 Ltd.(a)	3.50		4/05/2027	483

	Total Industrials				712

	Materials (3.3%)
	Construction Materials (0.8%)
250	CEMEX FinanceLLC(a)	6.00		4/01/2024	262
500	LafargeHolcim Finance U.S., LLC(a)	3.50		9/22/2026	479

					741

	Diversified Metals & Mining (1.3%)
750	Anglo American Capital plc(a)	4.00		9/11/2027	728
500	Glencore Funding, LLC(a)	4.00		3/27/2027	489

					1,217

	Gold (0.6%)
500	Kinross Gold Corp.	5.95		3/15/2024	538

	Steel (0.6%)
500	Vale Overseas Ltd.	6.25		8/10/2026	565

	Total Materials				3,061

Portfolio of Investments    |    17

Principal					Market
Amount		Coupon			Value
(000)	Security	Rate		Maturity	(000)
	Utilities (0.8%)
	Electric Utilities (0.8%)
$750	Comision Federal de Electricidad(a)	4.88%		5/26/2021	$779

	Total Eurodollar and Yankee Obligations (cost: $10,369)				10,135

	MUNICIPAL OBLIGATIONS (3.7%)
	California (0.5%)
500	San Jose Redev. Agency Successor Agency	3.13		8/01/2028	478

	Illinois (0.5%)
500	Finance Auth.	3.55		8/15/2029	492

	Kentucky (0.5%)
500	Kentucky Economic Development Finance Auth. (INS - Assured Guaranty Municipal Corp.)	3.82		12/01/2027	493

	Massachusetts (0.5%)
500	Boston Medical Center Corp.	3.91		7/01/2028	484

	New Jersey (0.6%)
500	EDA	5.57		6/15/2018	504

	New York (0.6%)
500	Town of Oyster Bay	3.55		2/01/2019	499

	Pennsylvania (0.5%)
500	Commonwealth Financing Auth.	3.63		6/01/2029	496

	Total Municipal Obligations (cost: $3,499)				3,446

	U.S. GOVERNMENT AGENCY ISSUES (10.6%)(k)
	Commercial Mortgage-Backed Securities (0.6%)
86	Freddie Mac(+)	3.19	(f)	9/25/2027	86
500	Freddie Mac(+)	3.28		11/25/2027	500

					586

	Mortgage-Backed Pass-Through Securities (10.0%)
2,124	Fannie Mae (+)	3.50		1/01/2047	2,124
1,002	Fannie Mae (+)	3.50		4/01/2047	1,002
596	Fannie Mae (+)	3.50		7/01/2047	596
597	Freddie Mac (+)	3.00		2/01/2033	595
100	Freddie Mac (+)	3.46		11/25/2032	100
3,859	Freddie Mac (+)	3.50		6/01/2046	3,863
279	Freddie Mac (+)	3.50		8/01/2046	279
95	Freddie Mac (+)	3.50		7/01/2047	95
648	Freddie Mac (+)	4.00		9/01/2045	666

					9,320

	Total U.S. Government Agency Issues (cost: $10,129)				9,906

18    |    USAA Core Bond ETFs

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	U.S. TREASURY SECURITIES (29.4%)(g)
	Bonds (1.0%)
$500	2.75%, 8/15/2047 (h)			$463
500	2.75%, 11/15/2047			464

				927

	Notes (28.4%)
400	2.00%, 10/31/2022			389
24,550	2.00%, 4/30/2024			23,500
1,700	2.25%, 11/15/2027 (h)			1,609
850	2.75%, 2/28/2025 (h)			847

				26,345

	Total U.S. Treasury Securities (cost: $27,772)			27,272

	Total Bonds (cost: $93,435)			91,724

Number of Shares
	MONEY MARKET INSTRUMENTS (4.0%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (4.0%)
3,746,158	State Street Institutional Treasury Money Market Fund Premier Class, 1.33%(i) (cost: $3,746)	3,746

	Total Investments (cost: $97,181)	$95,470

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Bonds:
Asset-Backed Securities	$—	$998	$—	$998
Commercial Mortgage Securities	—	1,351	—	1,351
Corporate Obligations	—	38,616	—	38,616
Eurodollar and Yankee Obligations	—	10,135	—	10,135
Municipal Obligations	—	3,446	—	3,446
U.S. Government Agency Issues	—	9,906	—	9,906
U.S. Treasury Securities	27,272	—	—	27,272
Money Market Instruments:
Government & U.S. Treasury Money Market Funds	3,746	—	—	3,746

Total	$31,018	$64,452	$—	$95,470

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

Portfolio of Investments    |    19

For the period of October 24, 2017 (commencement of operations), through February 28, 2018, there were no transfers of securities between levels. The Fund’s policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

20    |    USAA Core Bond ETFs

NOTES TO PORTFOLIOS OF INVESTMENTS

February 28, 2018 (unaudited)

•	GENERAL NOTES

Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 10.9% of net assets for USAA Core Intermediate-Term Bond ETF and 22.1% of net assets for USAA Core Short-Term Bond ETF at February 28, 2018.

•	CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average

Notes to Portfolio of Investments    |    21

life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages paydown.

Collateralized loan obligations (CLOs) – Collateralized loan obligations are securities issued by entities that are collateralized by a pool of loans. CLOs are issued in multiple classes (tranches), and can be equity or debt with specific adjustable or fixed interest rates, and varying maturities. The cash flow from the underlying loans is used to pay off each tranche separately within the debt, or senior tranches. Equity, or subordinated tranches, typically are not paid a cash flow but do offer ownership in the CLO itself in the event of a sale.

•	PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA	Economic Development Authority

LIBOR	London Interbank Offered Rate

REITs	Real estate investment trusts - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the

22    |    USAA Core Bond ETFs

securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

•	SPECIFIC NOTES

(a)	Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by the USAA ETF Trust’s Board of Trustees, unless otherwise noted as illiquid.

(b)	Fixed to floating security that initially pays a fixed rate and converts to a floating rate coupon at a specified date in the future. The rate presented is a fixed rate.

(c)	Variable-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at February 28, 2018.

(d)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.

(e)	Senior loan (loan) – is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the all in interest rate of all contracts within the loan facility. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at February 28, 2018. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by USAA Asset Management Company, under liquidity guidelines approved by the USAA

Notes to Portfolio of Investments    |    23

ETF Trust’s Board of Trustees, unless otherwise noted as illiquid.

(f)	Stated interest rates may change slightly over time as underlying mortgages paydown.

(g)	Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

(h)	At February 28, 2018, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

(i)	Rate represents the money market fund annualized seven-day yield at February 28, 2018.

(j)	Security was fair valued at February 28, 2018, by USAA Asset Management Company in accordance with valuation procedures approved by the USAA ETF Trust’s Board of Trustees. The total value of all such securities was $499,000, which represented less than 0.1% of the Fund’s net assets.

(k)

U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Federal Home Loan Mortgage Corporation (Freddie Mac or FHLMC) and Federal National Mortgage Association (Fannie Mae or FNMA), indicated with a “+”, are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs’ obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior

24    |    USAA Core Bond ETFs

preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund’s investments in securities issued by Fannie Mae and Freddie Mac.

See accompanying notes to financial statements.

Notes to Portfolio of Investments    |    25

STATEMENTS OF ASSETS AND LIABILITIES

(IN THOUSANDS)

February 28, 2018 (unaudited)

	USAA Core Short-Term Bond ETF	USAA Core Intermediate-Term Bond ETF
ASSETS
Investments in securities, at market value (cost of $45,281 and $97,181, respectively)	$44,813	$95,470
Receivables:
Dividends and interest	283	678

Total assets	45,096	96,148

LIABILITIES
Payables:
Securities purchased	501	3,274
Accrued administration and servicing fees	5	9
Accrued management fees	6	15

Total liabilities	512	3,298

Net assets applicable to capital shares outstanding	$44,584	$92,850

NET ASSETS CONSIST OF:
Paid-in capital	$45,050	$94,520
Accumulated undistributed net investment income	25	73
Accumulated net realized loss on investments	(23)	(32)
Net unrealized depreciation of investments	(468)	(1,711)

Net assets applicable to capital shares outstanding	$44,584	$92,850

Capital shares outstanding, unlimited number of shares authorized, no par value	900	1,900

Net asset value, redemption price, and offering price per share	$49.54	$48.87

See accompanying notes to financial statements.

26    |    USAA Core Bond ETFs

STATEMENTS OF OPERATIONS

(IN THOUSANDS)

Period ended February 28, 2018* (unaudited)

	USAA Core Short-Term Bond ETF	USAA Core Intermediate-Term Bond ETF
INVESTMENT INCOME
Interest	$278	$609

Total income	278	609

EXPENSES
Management fees	30	53
Administration and servicing fees	18	26

Total expenses	48	79

Management fee waiver	(6)	(9)

Net expenses	42	70

NET INVESTMENT INCOME	236	539

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on:	(23)	(32)
Investments
Change in net unrealized appreciation/(depreciation) of Investments	(468)	(1,711)

Net realized and unrealized loss	(491)	(1,743)

Decrease in net assets resulting from operations	$(255)	$(1,204)

*	Funds commenced operations on October 24, 2017.

See accompanying notes to financial statements.

Financial Statements    |    27

STATEMENTS OF CHANGES IN NET ASSETS

(IN THOUSANDS)

Period ended February 28, 2018* (unaudited)

	USAA Core Short-Term Bond ETF	USAA Core Intermediate-Term Bond ETF
FROM OPERATIONS
Net investment income	$236	$539
Net realized loss on investments	(23)	(32)
Change in net unrealized appreciation/(depreciation) of:
Investments	(468)	(1,711)

Decrease in net assets resulting from operations	(255)	(1,204)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(211)	(466)

Distributions to shareholders	(211)	(466)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	44,968	94,388
Other capital(Note 6)	82	132

Increase in net assets from capital share transactions	45,050	94,520

Net increase in net assets	44,584	92,850
NET ASSETS
Beginning of period	—	—

End of period	$44,584	$92,850

Accumulated undistributed net investment income:
End of period	$25	$73

CHANGE IN SHARES OUTSTANDING
Shares sold	900	1,900

Increase in shares outstanding	900	1,900

*	Funds commenced operations on October 24, 2017.

See accompanying notes to financial statements.

28    |    USAA Core Bond ETFs

NOTES TO FINANCIAL STATEMENTS

February 28, 2018 (unaudited)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA ETF TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of six separate exchange-traded funds. The information presented in this report pertains only to USAA Core Short-Term Bond ETF and USAA Core Intermediate-Term Bond ETF (each a Fund and collectively, the Funds), which are classified as diversified under the 1940 Act and are authorized to issue an unlimited number of shares. The Funds qualify as registered investment companies under Accounting Standards Codification Topic 946. The Funds have no fixed termination date and will continue unless the Funds are otherwise terminated under the terms of the Trust Agreement or unless and until required by law. USAA Asset Management Company (the Manager), an affiliate of the Funds, serves as the Funds’ investment adviser. The Funds commenced operations on October 24, 2017.

Investment Objectives

USAA Core Short-Term Bond ETF seeks high current income consistent with preservation of principal.

USAA Core Intermediate-Term Bond ETF seeks high current income without undue risk to principal.

A.

Security valuation – The Trust’s Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and a wide variety

Notes to Financial Statements    |    29

of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Funds and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager, an affiliate of the Funds. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.	Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service’s judgment, these prices are readily available and are representative of the security’s market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

2.	Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic

30    |    USAA Core Bond ETFs

securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time each Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

3.	Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund’s net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund’s NAV is calculated will not need to be reflected in the value of the Fund’s foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund’s foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. Such securities are categorized in Level 2 of the fair value hierarchy.

4.	Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

Notes to Financial Statements    |    31

5.	Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

6.	Repurchase agreements are valued at cost.

7.	In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause each Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. Level 2 securities include debt securities that are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.

B.

Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the

32    |    USAA Core Bond ETFs

transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.	Federal taxes – Each Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

For the period ended February 28, 2018, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor each Fund’s tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on each Fund’s tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

D.	Foreign taxation – Foreign income and capital gains on some foreign securities may be subject to foreign taxes, which are reflected as a reduction to such income and realized gains.

Notes to Financial Statements    |    33

Each Fund records a liability based on unrealized gains to provide for potential foreign taxes payable upon the sale of these securities. Foreign taxes have been provided for in accordance with the Funds’ understanding of the applicable countries’ prevailing tax rules and rates.

E.	Investments in securities– Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-tern securities.

F.	Securities purchased on a delayed-delivery or when-Issued basis – Delivery and payment for securities that have been purchased by each Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. Each Fund receives a commitment fee for delayed draws on loans. Each Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of each Fund’s NAV to the extent that each Fund makes such purchases and commitments while remaining substantially fully invested.

As of February 28, 2018, each Fund’s outstanding delayed-delivery commitments, including interest purchased and including when-issued securities were as follows:

	Outstanding Delayed -Delivery Commitments	When-Issued Securities
USAA Core Short-Term Bond ETF	$501,000	$—
USAA Core Intermediate-Term Bond ETF	2,497,000	996,000

34    |    USAA Core Bond ETFs

G.	Foreign currency translations – Each Fund’s assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund’s accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on securities transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts received. At the end of each Fund’s fiscal year, net realized foreign currency gains/losses are reclassified from accumulated net realized gains/losses to accumulated undistributed net investment income on the Statements of Assets and Liabilities, as such amounts are treated as ordinary income/loss for federal income tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

H.	Indemnifications – Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties

Notes to Financial Statements    |    35

to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I.	Use of estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Funds participate, along with other funds of the Trust and USAA Mutual Funds Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Funds may borrow from CAPCO an amount up to 5% of each Fund’s total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 13.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 14.0 basis points.

The Funds had no borrowings under this agreement during the period ended February 28, 2018.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined as of the Funds’ tax year-end of August 31, 2018, in accordance with applicable federal tax law.

36    |    USAA Core Bond ETFs

Distributions of net investment income are made monthly for each Fund. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal income tax.

At February 28, 2018, no Fund had any capital loss carryforwards, for federal income tax purposes.

Tax Basis of Investments – For each Fund, the aggregate cost of investments for federal income tax purposes at February 28, 2018, was substantially the same as for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

			Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation /
Fund	Appreciation	Depreciation	(Depreciation)
USAA Core Short-Term Bond ETF	$6,000	$(474,000)	$(468,000)
USAA Core Intermediate-Term Bond ETF	36,000	(1,747,000)	(1,711,000)

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the period ended February 28, 2018, were as shown below:

		Proceeds
	Cost of	from sales/
	purchases	maturities
USAA Core Short-Term Bond ETF	$43,592,000	$4,151,000
USAA Core Intermediate-Term Bond ETF	98,982,000	6,495,000

(5) SECURITIES LENDING

Each Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans

Notes to Financial Statements    |    37

continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Funds’ securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or 5 business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Each Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in each Fund’s Portfolio of Investments and Financial Statements while non-cash collateral is not included.

For the period ended February 28, 2018, the Funds had no securities on loan.

(6) SHAREHOLDER TRANSACTIONS

The Funds offer Creation Units. Each Fund will issue and redeem shares at NAV only to certain authorized participants and only in a large block of 50,000 shares or multiples thereof. Each block of 50,000 shares is a Creation Unit. Except when aggregated in Creation Units, the shares are not redeemable securities of each Fund. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a

38    |    USAA Core Bond ETFs

redemption transaction fee directly to the Trust and/or Custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.

(7) TRANSACTIONS WITH MANAGER

A.	Management fees – The Manager provides investment management services to the Funds pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Funds, and for directly managing day-to-day investment of each Fund’s assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of all or a portion of the Funds’ assets. For the period ended February 28, 2018, the Funds had no subadviser(s).

The investment management fee for the Funds are comprised of a base fee. The Funds’ base fees are accrued daily and paid monthly at an annualized rate of each Fund’s average net assets. The Manager has contractually agreed to waive a portion of its management fees in an amount equal to 0.05% of the average net assets of each Fund through October 15, 2018, and the waiver cannot be terminated or reduced without approval of the Funds’ Board during that term. For the period ended February 28, 2018, the Funds incurred total management fees, paid or payable to the Manager and the Manager waived management fees are as shown below:

			Wavied
		Management	Management
	Annual Rate	Fees	Fees
USAA Core Short-Term Bond ETF	0.25%	$30,000	$(6,000)
USAA Core Intermediate-Term Bond ETF	0.30	53,000	(9,000)

B.	Administration and Operating Services fees – The Manager provides certain administration and operating services functions for the Funds. For such services, the Manager receives a fee

Notes to Financial Statements    |    39

accrued daily and paid monthly at an annualized rate of 0.15% of the Funds’ average net assets. The Manager will pay all operating expenses of the Funds through October 15, 2018, excluding distribution and/or service fees, taxes, brokerage commissions and transaction costs, acquired fund fees and expenses, and extraordinary expenses. For the period ended February 28, 2018, the Funds incurred administration and operating services fees, paid or payable to the Manager as shown below:

Administration and servicing fees
USAA Core Short-Term Bond ETF	$18,000
USAA Core Intermediate-Term Bond ETF	26,000

C.	Underwriting services – USAA Investment Management Company (IMCO) provides exclusive underwriting and distribution for each Fund’s shares on a continuing best-efforts basis and receives no fee or other compensation for these services.

(8) TRANSACTIONS WITH AFFILIATES

The Funds are available for investment by other USAA Funds in which the affiliated USAA Funds invest. The USAA Funds do not invest in the underlying funds for the purpose of exercising management or control. As of February 28, 2018, the USAA Funds owned the following percentages of the total outstanding shares of each Fund:

Affiliated USAA Fund	Ownership %
USAA Core Short-Term Bond ETF
Cornerstone Conservative	0.5
USAA Intermediate-Term Bond ETF
Cornerstone Conservative	10.5
Target Retirement 2020	1.7
Target Retirement 2030	5.2
Target Retirement 2040	4.0
Target Retirement 2050	1.0

The Manager is indirectly wholly owned by United Services Automobile Association (USAA), a large, diversified financial

40    |    USAA Core Bond ETFs

services institution. At February 28, 2018, investments by USAA and its affiliates were as below:

USAA ETF	Ownership%
USAA Core Short-Term Bond ETF	73.1	*
USAA Core Intermediate-Term Bond ETF	34.6	*

*	As of February 28, 2018, USAA and its affiliates owned more than 25% of each Fund. USAA is considered a “control person” of a Fund for purposes of the 1940 Act. Investment activities of these shareholders could have a significant impact on each Fund. A control person could potentially control the outcome of any proposal submitted to the shareholders for approval, including changes to each Fund’s fundamental policies or terms of the investment advisory agreement with the investment advisor.

Certain trustees and officers of the Funds are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Funds’ officers received any compensation from the Funds.

(9) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No. 33-10442, Investment Company Reporting Modernization (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Funds, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a

Notes to Financial Statements    |    41

liquidity risk management program and enhances disclosures regarding funds’ liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Funds. The compliance date for the liquidity disclosure required in form N-CEN for larger entities such as the Funds remains December 1, 2018. The Funds are expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

(10) UPCOMING ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt securities from the security’s contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statement disclosures.

42    |    USAA Core Bond ETFs

(11) FINANCIAL HIGHLIGHTS - USAA CORE SHORT-TERM BOND ETF

Per share operating performance for a share outstanding throughout the period is as follows:

Period Ended February 28,
2018*
Net asset value at beginning of period	$50.00

Income from investment operations
Net investment income(a)	0.34
Net realized and unrealized loss(a)	(0.51)

Total from investment operations(a)	(0.17)

Less distributions from
Net investment income	(0.29)

Net asset value at end of period	$49.54

Total return (%)**	(0.35)
Net assets at end of period (000)	$44,584
Ratios to average net assets***
Expenses (%)(b)	0.35
Expenses, excluding waiver (%)(b)	0.40
Net investment income (%)(b)	1.95
Portfolio turnover (%)	14

*	Fund commenced operations on October 24, 2017.
**	Includes adjustments in accordance with U.S. generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
***	For the period ended February 28, 2018, average net assets were $34,745,000.
(a)	Calculated using average shares. For the period ended February 28, 2018, average shares were 696,850.
(b)	Annualized. The ratio is not necessarily indicative of 12 months of operations.

Notes to Financial Statements    |    43

(11) FINANCIAL HIGHLIGHTS - USAA CORE INTERMEDIATE-TERM BOND ETF

Per share operating performance for a share outstanding throughout the period is as follows:

Period Ended
February 28,
2018*
Net asset value at beginning of period	$49.93

Loss from investment operations
Net investment income(a)	0.52
Net realized and unrealized loss(a)	(1.17)

Total from investment operations(a)	(0.65)

Less distributions from
Net investment income	(0.41)

Net asset value at end of period	$48.87

Total return (%)**	(1.33)
Net assets at end of period (000)	$92,850
Ratios to average net assets***
Expenses (%)(b)	0.40
Expenses, excluding waiver (%)(b)	0.45
Net investment income (%)(b)	3.03
Portfolio turnover (%)	12

*	Fund commenced operations on October 24, 2017.
**	Includes adjustments in accordance with U.S. generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
***	For the period ended February 28, 2018, average net assets were $51,058,000.
(a)	Calculated using average shares. For the period ended February 28, 2018, average shares were 1,029,921.
(b)	Annualized. The ratio is not necessarily indicative of 12 months of operations.

44    |    USAA Core Bond ETFs

EXPENSE EXAMPLE

February 28, 2018 (unaudited)

EXAMPLE

As a shareholder of a Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs” (in dollars), of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ended of October 24, 2017, through February 28, 2018.

ACTUAL EXPENSES

The line labeled “actual” in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “actual” line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The actual expenses of each Fund, net of reimbursements, are zero.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled “hypothetical” in the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you

Expense Example    |    45

paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled “hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these direct costs were included, your costs would have been higher. Acquired fund fees and expenses are not included in the Funds’ annualized expense ratio used to calculate the expenses paid in the table below.

			Expenses Paid
	Beginning	Ending	During Period*,**
	Account Value	Account Value	October 24, 2017 –
	October 24, 2017*	February 28, 2018	February 28, 2018
USAA Core Short-Term Bond ETF
Actual	$1,000.00	$996.50	$1.22
Hypothetical (5% return before expenses)	1,000.00	1,016.20	1.23
USAA Core Intermediate-Term Bond ETF
Actual	1,000.00	986.70	1.38
Hypothetical (5% return before expenses)	1,000.00	1,016.00	1.40

*	Funds commenced operations on October 24, 2017.
**	Expenses equal each Fund’s annualized expense ratio of 0.35% for USAA Core Short-Term Bond ETF and 0.40% for USAA Core Intermediate-Term Bond ETF, which is net of any waivers and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 127 days/365 days (to reflect the current period beginning with each Fund’s inception date). Each Fund’s actual ending account value is based on its actual total return of (0.35)% for the USAA Core Short-Term Bond ETF and (1.33)% for the USAA Core Intermediate-Term Bond ETF, for the period of October 24, 2017, through February 28, 2018.

46    |    USAA Core Bond ETFs

ADVISORY AGREEMENT(S)

February 28, 2018 (unaudited)

At an in-person meeting of the Board of Trustees (the Board) of the USAA ETF Trust (the Trust) held on June 14, 2017, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved, for an initial two-year period, the Management Agreement (Management Agreement) between the Trust and USAA Asset Management Company (the Manager) with respect to the USAA Core Intermediate-Term Bond ETF and USAA Core Short-Term Bond ETF (each, a Fund and together, Funds).

In advance of the meeting, the Board received and considered a variety of information relating to the Management Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) information concerning the services that will be rendered to the Funds, as well as information regarding the Manager’s anticipated revenues and costs of providing services to the Funds and compensation expected to be paid to affiliates of the Manager and (ii) information about the Manager’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed Management Agreement with the Manager and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed Management Agreement with respect to the Funds. The Independent Trustees also reviewed the Management Agreement in private sessions with Independent Counsel at which no representatives of the Manager were present.

Management Agreement

The Board reviewed information from the Manager describing: (i) the nature, extent and quality of services to be provided, (ii) the investment performance of the Manager in managing funds with

Advisory Agreement(s)    |    47

similar investment strategies, (iii) the anticipated costs of services to be provided and estimated profits that could be realized by the Manager, (iv) the extent to which economies of scale that could be realized as a Fund grows and whether the proposed fee levels reflect any potential economies of scale for the benefit of Fund shareholders, (v) comparisons of services rendered to and amounts paid by other registered investment companies and (vi)any benefits that could be realized by the Manager from its relationship with the Funds. After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Management Agreement. In approving the Management Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Manager under the Management Agreement, the Board reviewed information provided by the Manager relating to its operations, including operational support provided by the Manager’s parent company and affiliates. The Board also reviewed the background and experience of the persons that will be responsible for the day-to-day management of the Funds, as well as current staffing levels. The Board reviewed matters relating to the Manager’s execution and/or oversight of the execution of portfolio transactions on behalf of the Funds. The Board considered the Manager’s proposed fees and the services to be provided under the Management Agreement, as well as the quality of services provided by the Manager to other registered investment companies. The Manager did not provide performance information for the Funds as neither Fund had commenced operations as of June 14, 2017. The Trustees reviewed comparative information and information related to the investment performance of comparable funds managed by the Manager and other information about its investment capabilities to manage each Fund.

In addition to the investment advisory services to be provided to the Funds, the Board observed that the Manager and its affiliates will provide certain administrative services, oversight of each

48    |    USAA Core Bond ETFs

Fund’s accounting, custodial and transfer agency services, marketing services, assistance in complying with legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust. The Trustees considered the significant amount of time, effort and resources that are expected to be provided for each Fund.

The Board also considered the Manager’s risk management processes. The Board considered the Manager’s financial condition and that it had the financial wherewithal to provide a high quality of services under the Management Agreement. In reviewing the Management Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing other funds.

The Board also reviewed and will continue to monitor the compliance and administrative services that will be provided to the Fund by the Manager, including the Manager’s oversight of the Funds’ day-to-day operations and oversight of Fund accounting. The Trustees, guided also by their prior experiences with the Manager, also focused on the quality of the Manager’s compliance and administrative staff.

Based on its review, the Board concluded that the nature, extent and quality of the services to be provided by the Manager to each Fund under the Management Agreement are expected to be appropriate and reasonable.

Fees and Expenses and Fees Charged to Comparable Funds – In connection with its consideration of the Management Agreement, the Board evaluated the Funds’ proposed advisory fees and net expense ratio and comparisons to other registered investment companies deemed to be comparable to each respective Fund. The Board noted that the annual advisory fee charged to each Fund is in addition to an administration and operating services fee paid by each Fund, under which the Manager will pay all other operating expenses of each Fund, in exchange for an annual fee, except that each Fund will pay its own taxes, brokerage commissions and transaction costs, acquired fund fees and expenses, and extraordinary expenses. The Board considered that the Manager also has agreed to waive five basis points of the

Advisory Agreement(s)    |    49

advisory fee for each Fund for a one-year term. The Board found that the net expense ratio of the Funds, after the fee waiver, would be below their peer group’s median net expense ratio. The Board recognized, that, as many of the peer group funds have different fee structures, the advisory fee information was not readily available, and there were limitations to providing peer group comparisons. Additionally, the Board noted that the proposed advisory fees of the Funds are comparable to similar funds also managed by the Manager. The Board concluded that the advisory fees were reasonable and appropriate in light of the services to be provided, noting the nature of the strategies, the distinguishing factors of the Funds, and the administrative, operational and management oversight costs that will be incurred by the Manager.

Profitability – The Board also received and considered estimated profitability information related to the anticipated revenues from advisory services to be provided to the Funds. This information included a review of the methodology that will be used to determine the allocation of certain costs to the Funds. In reviewing the overall estimated profitability of the management fee to the Manager, the Board also considered that the Manager and its affiliates will provide administrative and operating services to the Funds for which they will receive compensation. The Board also discussed the sources of direct and ancillary revenue with management, including the potential incremental revenue from securities lending transactions by the Funds. The Board recognized that the Manager should earn a reasonable level of profits in exchange for the level of services it will provide to the Funds and the entrepreneurial and other risks that it will assume as Manager. The Trustees concluded that the overall and estimated profitability to the Manager was not unreasonable.

Economies of Scale – The Board reviewed the information provided by the Manager as to the extent to which economies of scale may be realized as each Fund grows and whether the proposed fee levels reflect economies of scale for the benefit of shareholders. The Board noted that any reduction in fixed costs associated with the management of each Fund would be enjoyed by the Manager, but that the fee structure of each Fund will provide a

50    |    USAA Core Bond ETFs

level of certainty as to the anticipated expenses for each Fund. The Board recognized the following important methods of passing along economies of scale employed by the Manager: (i) fee caps, (ii) narrow margins, (iii) reinvestment in the business, and (iv) built-in scale. The Board considered whether the proposed advisory fee rate for each Fund is reasonable in relation to the proposed services and product strategy of each Fund, and it concluded that the advisory fee structure was reasonable and appropriate.

Fallout Benefits – The Board noted that the Funds could aid in the acquisition of additional business through members that may use the Funds as a gateway to other USAA products and services including brokerage services, managed account services, and non-investment-related USAA products, such as insurance or banking products. USAA Investment Management Company, an affiliate of the Manager, receives fees for managing the managed accounts, which may include investments in the Funds. Also, the Manager currently has a program to receive research services through equity soft dollar commissions and underwriting concessions on certain fixed-income offerings. The Board concluded that any such ancillary benefits under the Management Agreement were expected to be appropriate and reasonable.

Conclusions – Based on the considerations described above, the Board determined that the Funds’ investment advisory fee rate under the Management Agreement is reasonable in relation to those of similar funds and to the services to be provided by the Manager and concluded that it is in the best interest of the Funds and their shareholders to approve the Management Agreement.

Advisory Agreement(s)    |    51

NOTES

52    |    USAA Core Bond ETFs

Trustees	Daniel S. McNamara
Robert L. Mason, Ph.D.
Jefferson C. Boyce
Dawn M. Hawley
Paul L. McNamara
Richard Y. Newton III
Barbara B. Ostdiek, Ph.D.
Michael F. Reimherr

Administrator and	USAA Asset Management Company
Investment Adviser	P.O. Box 659453
San Antonio, Texas 78265-9825

Underwriter and	USAA Investment Management Company
Distributor	P.O. Box 659453
San Antonio, Texas 78265-9825

Transfer Agent	State Street Bank and Trust Company
P.O. Box 1713
Boston, Massachusetts 02105

Custodian and	State Street Bank and Trust Company
Accounting Agent	P.O. Box 1713
Boston, Massachusetts 02105

Independent	Ernst & Young LLP
Registered Public	100 West Houston St., Suite 1700
Accounting Firm	San Antonio, Texas 78205

Copies of the Manager’s proxy voting policies and procedures, approved by the Trust’s Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722; (ii) at usaa.com; and (iii) in summary within the Statement of Additional Information on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at usaa.com; and (ii) on the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at sec.gov. These Forms N-Q also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

USAA	PRSRT STD
9800 Fredericksburg Road	U.S. Postage
San Antonio, TX 78288	PAID
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USAA MSCI USA VALUE MOMENTUM BLEND INDEX ETF (ULVM)
USAA MSCI USA SMALL CAP VALUE MOMENTUM BLEND INDEX ETF (USVM)
USAA MSCI INTERNATIONAL VALUE MOMENTUM BLEND INDEX ETF (UIVM)
USAA MSCI EMERGING MARKETS VALUE MOMENTUM BLEND INDEX ETF (UEVM)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Funds, managed by USAA Asset Management Company. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Funds.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution. For more specific information, please consult your tax adviser.

©2018, USAA. All rights reserved.

INVESTMENT OVERVIEW

● USAA MSCI USA Value Momentum Blend Index ETF ●

Top 10 Holdings* - 2/28/18

American Financial Group, Inc.	1.0%
Progressive Corp	1.0%
Allstate Corp	0.9%
Reinsurance Group of America, Inc.	0.9%
Baxter International, Inc.	0.9%
UnitedHealth Group, Inc.	0.9%
Avery Dennison Corp	0.9%
Consolidated Edison, Inc.	0.9%
Intuitive Surgical, Inc.	0.8%
PNC Financial Services Group, Inc.	0.8%

Sector Allocation*, ** – 2/28/18

*	Percentages are of the net assets of the Fund and may not equal 100%.
**	Does not include money market instruments and short-term investments purchased with cash collateral from securities loaned.

Refer to Portfolios of Investments for complete list of securities.

Investment Overview    |    1

● USAA MSCI USA Small Cap Value Momentum Blend Index ETF ●

Top 10 Holdings* - 2/28/18

Bio-Rad Laboratories, Inc. “A”	0.5%
Apollo Commercial Real Estate Finance, Inc.	0.5%
CBIZ, Inc.	0.5%
National Instruments Corp.	0.5%
Hawaiian Electric Industries, Inc.	0.5%
Two Harbors Investment Corp.	0.5%
PS Business Parks, Inc.	0.5%
DCT Industrial Trust, Inc.	0.4%
Chemed Corp.	0.4%
PerkinElmer, Inc.	0.4%

Sector Allocation*, ** – 2/28/18

*	Percentages are of the net assets of the Fund and may not equal 100%.
**	Does not include money market instruments and short-term investments purchased with cash collateral from securities loaned.

Refer to Portfolios of Investments for complete list of securities.

2    |    USAA MSCI Index ETFs

● USAA MSCI International Value Momentum Blend Index ETF ●

Top 10 Holdings* - 2/28/18

Bank Hapoalim BM	0.8%
Oversea-Chinese Banking Corp. Ltd.	0.8%
Aeroports de Paris	0.8%
Bank Leumi Le-Israel BM	0.8%
Mizrahi Tefahot Bank Ltd.	0.7%
United Overseas Bank Ltd.	0.7%
L E Lundbergforetagen AB “B”	0.7%
DBS Group Holdings Ltd.	0.7%
Fraport AG Frankfurt Airport Services Worldwide	0.7%
NN Group N.V	0.7%

Country Allocation* – 2/28/18

*	Percentages are of the net assets of the Fund and may not equal 100%.
**	Includes countries with less than 3% of portfolio, money market instruments and short-term investments purchased with cash collateral from securities loaned, if any.

Refer to Portfolios of Investments for complete list of securities.

Investment Overview    |    3

● USAA MSCI Emerging Markets Value Momentum Blend Index ETF ●

Top 10 Holdings* - 2/28/18

First Financial Holding Co. Ltd	1.1%
Samsung Electronics Co. Ltd	1.1%
Tata Steel Ltd	1.0%
Vedanta Ltd	1.0%
Gazprom PJSC	0.9%
Shin Kong Financial Holding Co. Ltd	0.9%
Hyundai Motor Co	0.9%
Turk Hava Yollari AO	0.9%
MOL Hungarian Oil & Gas plc	0.9%
Surgutneftegas OJSC	0.8%

Country Allocation* – 2/28/18

*	Percentages are of the net assets of the Fund and may not equal 100%.
**	Includes countries with less than 3% of portfolio, money market instruments and short-term investments purchased with cash collateral from securities loaned, if any.

Refer to Portfolios of Investments for complete list of securities.

4    |    USAA MSCI Index ETFs

PORTFOLIOS OF INVESTMENTS

USAA MSCI USA VALUE MOMENTUM BLEND INDEX ETF

February 28, 2018 (unaudited)

Number of Shares	Security	Market Value (000)
	EQUITY SECURITIES (99.7%)
	COMMON STOCKS (99.7%)
	Consumer Discretionary (16.3%)
	Apparel Retail (0.4%)
26,807	Gap, Inc.	$847

	Apparel, Accessories & Luxury Goods (1.4%)
12,082	Michael Kors Holdings Ltd.(a)	760
7,552	PVH Corp.	1,090
8,626	Ralph Lauren Corp.	913

		2,763

	Auto Parts & Equipment (2.0%)
5,142	Aptiv plc	470
8,739	Autoliv, Inc.	1,253
18,459	BorgWarner, Inc.	906
6,950	Lear Corp.	1,297

		3,926

	Automobile Manufacturers (1.2%)
114,283	Ford Motor Co.	1,213
27,524	General Motors Co.	1,083

		2,296

	Cable & Satellite (0.3%)
16,626	Liberty Media Corp-Liberty SiriusXM“A”(a)	697

	Computer & Electronics Retail (0.5%)
13,410	Best Buy Co., Inc.	971

	Department Stores (1.0%)
15,139	Kohl’s Corp.	1,000
34,167	Macy’s, Inc.	1,005

		2,005

	General Merchandise Stores (0.6%)
5,300	Dollar Tree, Inc.(a)	544

Portfolio of Investments    |    5

Number of Shares	Security	Market Value (000)
8,000	Target Corp.	$603

		1,147

	Home Furnishings (0.3%)
2,853	Mohawk Industries, Inc.(a)	684

	Home Improvement Retail (0.8%)
4,800	Home Depot, Inc.	875
7,800	Lowe’s Cos., Inc.	699

		1,574

	Homebuilding (3.0%)
25,287	DR Horton, Inc.	1,059
20,547	Lennar Corp.“A”	1,163
500	NVR, Inc.(a)	1,422
38,352	PulteGroup, Inc.	1,076
26,367	Toll Brothers, Inc.	1,156

		5,876

	Hotels, Resorts & Cruise Lines (3.1%)
21,527	Carnival Corp.	1,440
10,386	Marriott International, Inc.“A”	1,467
16,684	Norwegian Cruise Line Holdings Ltd.(a)	949
7,906	Royal Caribbean Cruises Ltd.	1,001
11,256	Wyndham Worldwide Corp.	1,303

		6,160

	Internet & Direct Marketing Retail (0.3%)
18,800	Liberty Interactive Corp. QVC Group“A”(a)	543

	Movies & Entertainment (0.3%)
14,725	Live Nation Entertainment, Inc.(a)	660

	Publishing (0.6%)
74,074	News Corp.“A”	1,195

	Tires & Rubber (0.5%)
34,476	Goodyear Tire & Rubber Co.	998

	Total Consumer Discretionary	32,342

	Consumer Staples (4.9%)
	Agricultural Products (0.8%)
14,644	Archer-Daniels-Midland Co.	608
14,296	Bunge Ltd.	1,078

		1,686

	Distillers & Vintners (0.8%)
7,315	Constellation Brands, Inc.“A”	1,576

	Drug Retail (0.7%)
10,400	CVS Health Corp.	704

6    |    USAA MSCI Index ETFs

Number of Shares	Security	Market Value (000)
10,200	Walgreens Boots Alliance, Inc.	$703

		1,407

	Hypermarkets & Super Centers (0.7%)
15,514	Walmart, Inc.	1,397

	Packaged Foods & Meats (0.6%)
15,435	Tyson Foods, Inc.“A”	1,148

	Personal Products (0.8%)
11,406	Estee Lauder Companies, Inc.“A”	1,579

	Soft Drinks (0.5%)
8,200	Dr. Pepper Snapple Group, Inc.	953

	Total Consumer Staples	9,746

	Energy (4.5%)
	Integrated Oil & Gas (0.7%)
12,433	Chevron Corp.	1,391

	Oil & Gas Equipment & Services (0.9%)
32,832	Baker Hughes a GE Co.	867
32,145	TechnipFMC plc	926

		1,793

	Oil & Gas Exploration & Production (0.4%)
22,571	Antero Resources Corp.(a)	425
18,457	Marathon Oil Corp.	268

		693

	Oil & Gas Refining & Marketing (2.5%)
10,033	Andeavor	899
18,755	HollyFrontier Corp.	803
13,251	Marathon Petroleum Corp.	849
14,419	Phillips 66	1,303
12,825	Valero Energy Corp.	1,160

		5,014

	Total Energy	8,891

	Financials (15.6%)
	Asset Management & Custody Banks (0.4%)
7,200	T. Rowe Price Group, Inc.	806

	Consumer Finance (1.2%)
39,647	Ally Financial, Inc.	1,106
12,874	Capital One Financial Corp.	1,261

		2,367

	Diversified Banks (1.6%)
36,959	Bank of America Corp.	1,186
16,388	Citigroup, Inc.	1,237

Portfolio of Investments    |    7

Number of Shares	Security	Market Value (000)
6,415	J.P.Morgan Chase & Co.	$741

		3,164

	Financial Exchanges & Data (0.8%)
14,495	Cboe Global Markets, Inc.	1,624

	Investment Banking & Brokerage (0.6%)
21,482	Morgan Stanley	1,203

	Life & Health Insurance (3.0%)
24,812	Brighthouse Financial, Inc.(a)	1,346
12,967	Lincoln National Corp.	988
23,669	MetLife, Inc.	1,093
11,692	Prudential Financial, Inc.	1,243
23,678	Unum Group	1,207

		5,877

	Multi-Line Insurance (2.3%)
18,291	American Financial Group, Inc.	2,063
29,253	Hartford Financial Services Group, Inc.	1,546
19,482	Loews Corp.	961

		4,570

	Other Diversified Financial Services (0.6%)
21,911	Voya Financial, Inc.	1,118

	Property & Casualty Insurance (1.9%)
20,332	Allstate Corp.	1,876
34,764	Progressive Corp.	2,001

		3,877

	Regional Banks (2.3%)
22,852	CIT Group, Inc.	1,212
27,305	Citizens Financial Group, Inc.	1,188
10,504	PNC Financial Services Group, Inc.	1,656
27,033	Regions Financial Corp.	525

		4,581

	Reinsurance (0.9%)
12,100	Reinsurance Group of America, Inc.	1,861

	Total Financials	31,048

	Health Care (13.7%)
	Biotechnology (1.5%)
9,845	AbbVie, Inc.	1,140
14,412	Gilead Sciences, Inc.	1,135
6,724	United Therapeutics Corp.(a)	779

		3,054

	Health Care Distributors (0.4%)
7,655	AmerisourceBergen Corp.	728

8    |    USAA MSCI Index ETFs

Number of Shares	Security	Market Value (000)
	Health Care Equipment (4.0%)
26,291	Abbott Laboratories	$1,586
25,945	Baxter International, Inc.	1,759
3,917	Intuitive Surgical, Inc.(a)	1,670
5,834	Stryker Corp.	946
5,451	Teleflex, Inc.	1,362
6,300	Varian Medical Systems, Inc.(a)	752

		8,075

	Health Care Services (0.8%)
9,200	Express Scripts Holding Co.(a)	694
4,797	Laboratory Corp. of America Holdings(a)	829

		1,523

	Health Care Supplies (0.9%)
4,074	Align Technology, Inc.(a)	1,070
2,829	Cooper Cos., Inc.	652

		1,722

	Life Sciences Tools & Services (2.3%)
10,612	Agilent Technologies, Inc.	728
6,632	IQVIA Holdings, Inc.(a)	652
2,478	Mettler-Toledo International, Inc.(a)	1,527
4,100	Thermo Fisher Scientific, Inc.	855
3,977	Waters Corp.(a)	814

		4,576

	Managed Health Care (3.4%)
7,529	Aetna, Inc.	1,333
6,031	Anthem, Inc.	1,420
9,588	Centene Corp.(a)	972
6,691	Cigna Corp.	1,311
7,501	UnitedHealth Group, Inc.	1,696

		6,732

	Pharmaceuticals (0.4%)
19,409	Mylan N.V.(a)	782

	Total Health Care	27,192

	Industrials (10.1%)
	Aerospace & Defense (2.3%)
4,194	Boeing Co.	1,519
11,850	Rockwell Collins, Inc.	1,632
14,794	Spirit AeroSystems Holdings, Inc.“A”	1,351

		4,502

	Agricultural & Farm Machinery (0.4%)
4,476	Deere & Co.	720

Portfolio of Investments    |    9

Number of Shares	Security	Market Value (000)
	Air Freight & Logistics (0.3%)
2,770	FedEx Corp.	$683

	Airlines (2.0%)
16,620	American Airlines Group, Inc.	902
20,740	Delta Air Lines, Inc.	1,118
17,636	Southwest Airlines Co.	1,020
13,815	United Continental Holdings, Inc.(a)	936

		3,976

	Building Products (0.6%)
14,783	Owens Corning	1,202

	Construction & Engineering (0.6%)
18,992	Jacobs Engineering Group, Inc.	1,160

	Construction Machinery & Heavy Trucks (0.7%)
8,169	Cummins, Inc.	1,374

	Electrical Components & Equipment (0.3%)
8,080	Eaton Corp. plc	652

	Human Resource & Employment Services (0.6%)
9,666	ManpowerGroup, Inc.	1,145

	Industrial Machinery (0.4%)
5,298	Stanley Black & Decker, Inc.	843

	Railroads (0.3%)
4,596	Norfolk Southern Corp.	639

	Trading Companies & Distributors (0.4%)
4,324	United Rentals, Inc.(a)	757

	Trucking (1.2%)
23,000	Knight-SwiftTransportation Holdings, Inc.	1,107
9,529	Old Dominion Freight Line, Inc.	1,324

		2,431

	Total Industrials	20,084

	Information Technology (14.4%)
	Application Software (2.0%)
10,106	ANSYS, Inc.(a)	1,617
19,246	Cadence Design Systems, Inc.(a)	746
19,145	Synopsys, Inc.(a)	1,621

		3,984

	Communications Equipment (0.6%)
1,700	Arista Networks, Inc.(a)	458
16,138	Cisco Systems, Inc.	723

		1,181

10    |    USAA MSCI Index ETFs

Number of Shares	Security	Market Value (000)
	Data Processing & Outsourced Services (1.2%)
14,435	PayPal Holdings, Inc.(a)	$1,147
12,900	Square, Inc.“A”(a)	594
8,200	Total System Services, Inc.	721

		2,462

	Electronic Components (0.7%)
45,771	Corning, Inc.	1,331

	Electronic Manufacturing Services (1.2%)
72,055	Flex Ltd.(a)	1,304
4,071	IPG Photonics Corp.(a)	1,000

		2,304

	Home Entertainment Software (0.9%)
7,780	Activision Blizzard, Inc.	569
10,318	Take-Two Interactive Software, Inc.(a)	1,154

		1,723

	Internet Software & Services (0.3%)
4,072	IAC/InterActiveCorp(a)	606

	IT Consulting & Other Services (0.5%)
8,945	DXC Technology Co.	917

	Semiconductor Equipment (1.0%)
18,487	Applied Materials, Inc.	1,065
5,280	Lam Research Corp.	1,013

		2,078

	Semiconductors (1.7%)
28,280	Intel Corp.	1,394
6,927	Microchip Technology, Inc.	616
14,683	Micron Technology, Inc.(a)	717
1,607	NVIDIA Corp.	389
4,010	Qorvo, Inc.(a)	323

		3,439

	Systems Software (0.5%)
6,717	Dell Technologies, Inc.“V”(a)	499
4,227	VMware, Inc.“A”(a)	557

		1,056

	Technology Distributors (0.3%)
8,071	Arrow Electronics, Inc.(a)	659

	Technology Hardware, Storage, & Peripherals (3.5%)
3,561	Apple, Inc.	634
73,469	Hewlett Packard Enterprise Co.	1,366
47,916	HP, Inc.	1,121
17,516	NetApp, Inc.	1,060
14,924	Seagate Technology plc	797

Portfolio of Investments    |    11

Number of Shares	Security	Market Value (000)
8,746	Western Digital Corp.	$761
38,217	Xerox Corp.	1,159

		6,898

	Total Information Technology	28,638

	Materials (6.3%)
	Commodity Chemicals (0.6%)
10,711	LyondellBasell Industries N.V.“A”	1,159

	Copper (0.3%)
27,662	Freeport-McMoRan, Inc.(a)	515

	Diversified Chemicals (1.9%)
22,822	Chemours Co.	1,084
19,006	DowDuPont, Inc.	1,336
14,235	Eastman Chemical Co.	1,439

		3,859

	Fertilizers & Agricultural Chemicals (0.7%)
12,246	FMC Corp.	961
18,100	Mosaic Co	477

		1,438

	Paper Packaging (2.0%)
14,298	Avery Dennison Corp.	1,689
10,390	Packaging Corp. of America	1,239
17,385	WestRock Co.	1,143

		4,071

	Specialty Chemicals (0.5%)
3,354	Albemarle Corp.	337
6,321	Celanese Corp.“A”	637

		974

	Steel (0.3%)
12,105	Steel Dynamics, Inc.	560

	Total Materials	12,576

	Real Estate (6.3%)
	Real Estate Services (0.6%)
13,341	CBRE Group, Inc.“A”(a)	624
3,100	Jones Lang LaSalle, Inc.	498

		1,122

	REITs - Diversified (1.2%)
39,571	Colony NorthStar, Inc.“A”	308
19,947	Liberty Property Trust	783
181,351	VEREIT, Inc.	1,242

		2,333

12    |    USAA MSCI Index ETFs

Number of Shares	Security	Market Value (000)
	REITs - Health Care (0.3%)
23,708	HCP, Inc.	$513

	REITs - Hotel & Resort (0.6%)
60,523	Host Hotels & Resorts, Inc.	1,123

	REITs - Industrial (0.3%)
11,632	Prologis, Inc.	706

	REITs - Mortgage (0.5%)
53,775	AGNC Investment Corp.	965

	REITs - Residential (0.3%)
8,716	Camden Property Trust	695

	REITs - Specialized (2.5%)
11,466	American Tower Corp.	1,598
7,718	Crown Castle International Corp.	849
6,025	Digital Realty Trust, Inc.	606
1,635	Equinix, Inc.	641
7,929	SBA Communications Corp.(a)	1,247

		4,941

	Total Real Estate	12,398

	Telecommunication Services (0.5%)
	Alternative Carriers (0.5%)
59,095	CenturyLink, Inc.	1,044

	Utilities (7.1%)
	Electric Utilities (3.6%)
11,879	American Electric Power Co., Inc.	779
10,477	Duke Energy Corp.	789
21,329	Entergy Corp.	1,617
37,040	Exelon Corp.	1,372
21,700	FirstEnergy Corp.	702
6,401	NextEra Energy, Inc.	974
19,574	Xcel Energy, Inc.	847

		7,080

	Independent Power Producers & Energy Traders (0.6%)
113,284	AES Corp.	1,232

	Multi-Utilities (2.9%)
30,095	Ameren Corp.	1,634
28,367	CenterPoint Energy, Inc.	767
22,509	Consolidated Edison, Inc.	1,686

Portfolio of Investments    |    13

Number of Shares	Security	Market Value (000)
32,478	Public Service Enterprise Group, Inc.	$1,573

		5,660

	Total Utilities	13,972

	Total Common Stocks (cost: $198,667)	197,931

	Total Equity Securities (cost: $198,667)	197,931

	MONEY MARKET INSTRUMENTS (0.2%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.2%)
311,637	State Street Institutional Treasury Money Market Fund Premier Class, 1.33%(b) (cost: $312)	312

	Total Investments (cost: $198,979)	$198,243

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$197,931	$—	$—	$197,931
Money Market Instruments:
Government & U.S. Treasury Money Market Funds	312	—	—	312

Total	$198,243	$—	$—	$198,243

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of October 24, 2017 (commencement of operations), through February 28, 2018, there were no transfers of securities between levels. The Fund’s policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

14    |    USAA MSCI Index ETFs

USAA MSCI USA SMALL CAP VALUE MOMENTUM BLEND INDEX ETF

February 28, 2018 (unaudited)

Number of Shares	Security	Market Value (000)
	EQUITY SECURITIES (99.6%)
	COMMON STOCKS (99.6%)
	Consumer Discretionary (12.5%)
	Apparel Retail (0.8%)
2,479	Abercrombie & Fitch Co.“A”	$51
1,586	American Eagle Outfitters, Inc.	31
17,285	Ascena Retail Group, Inc.(a)	39
252	Children’s Place, Inc.	36
1,426	Citi Trends, Inc.	32
3,098	Express, Inc.(a)	22
745	Urban Outfitters, Inc.(a)	26

		237

	Apparel, Accessories & Luxury Goods (0.3%)
380	Carter’s, Inc.	45
9,344	Iconix Brand Group, Inc.(a)	13
1,009	Movado Group, Inc.	31

		89

	Auto Parts & Equipment (1.9%)
891	Adient plc	55
4,023	American Axle & Manufacturing Holdings, Inc.(a)	59
743	Cooper-Standard Holdings, Inc.(a)	91
2,724	Dana, Inc.	72
1,111	Fox Factory Holding Corp.(a)	42
2,421	Modine Manufacturing Co.(a)	56
1,225	Stoneridge, Inc.(a)	27
2,381	Tower International, Inc.	62
803	Visteon Corp.(a)	99

		563

	Automobile Manufacturers (0.5%)
754	Thor Industries, Inc.	97
1,365	Winnebago Industries, Inc.	60

		157

	Broadcasting (0.3%)
1,707	Gray Television, Inc.(a)	24
1,715	Tribune Media Co.“A”	71

		95

	Casinos & Gaming (1.1%)
2,531	Boyd Gaming Corp.	90

Portfolio of Investments    |    15

Number of Shares	Security	Market Value (000)
249	Churchill Downs, Inc.	$64
2,065	Eldorado Resorts, Inc.(a)	70
3,144	Penn National Gaming, Inc.(a)	84
906	Pinnacle Entertainment, Inc.(a)	27

		335

	Computer & Electronics Retail (0.4%)
980	Conn’s, Inc.(a)	32
3,947	GameStop Corp.“A”	62
2,469	Rent-A-Center, Inc.	19

		113

	Department Stores (0.1%)
423	Dillard’s, Inc.“A”	34

	Education Services (1.4%)
1,523	Adtalem Global Education, Inc.(a)	70
1,099	American Public Education, Inc.(a)	34
3,445	Chegg, Inc.(a)	69
167	Graham Holdings Co.“B”	97
1,039	Grand Canyon Education, Inc.(a)	102
1,907	K12, Inc.(a)	28

		400

	Footwear (0.1%)
1,311	Wolverine World Wide, Inc.	38

	Home Furnishings (0.1%)
725	Hooker Furniture Corp.	27

	Homebuilding (2.4%)
2,938	Beazer Homes USA, Inc.(a)	46
2,751	Century Communities, Inc.(a)	82
514	Installed Building Products, Inc.(a)	31
2,619	KB Home	73
867	LGI Homes, Inc.(a)	49
2,912	M/I Homes, Inc.(a)	85
3,019	MDC Holdings, Inc.	84
648	Meritage Homes Corp.(a)	27
3,133	Taylor Morrison Home Corp.“A”(a)	70
1,034	TopBuild Corp.(a)	72
2,174	TRI Pointe Group, Inc.(a)	33
1,913	William Lyon Homes“A”(a)	48

		700

	Homefurnishing Retail (0.7%)
1,519	Aaron’s, Inc.	70
1,071	At Home Group, Inc.(a)	32
1,923	Haverty Furniture Cos., Inc.	39
428	RH(a)	36

16    |    USAA MSCI Index ETFs

Number of Shares	Security	Market Value (000)
828	Sleep Number Corp.(a)	$29

		206

	Hotels, Resorts & Cruise Lines (0.6%)
2,739	ILG, Inc.	83
624	Marriott Vacations Worldwide Corp.	88

		171

	Internet & Direct Marketing Retail (0.4%)
750	Overstock.com, Inc.(a)	45
1,550	PetMed Express, Inc.	70

		115

	Leisure Facilities (0.2%)
1,186	International Speedway Corp.“A”	53

	Publishing (0.5%)
2,748	Gannett Co., Inc.	28
4,946	New York Times Co.“A”	119

		147

	Restaurants (0.1%)
573	Red Robin Gourmet Burgers, Inc.(a)	31

	Specialized Consumer Services (0.1%)
1,780	Regis Corp.(a)	28
217	Weight Watchers International, Inc.(a)	15

		43

	Specialty Stores (0.4%)
10,414	Barnes & Noble Education, Inc.(a)	76
14,351	Office Depot, Inc.	38

		114

	Tires & Rubber (0.1%)
1,073	Cooper Tire & Rubber Co.	34

	Total Consumer Discretionary	3,702

	Consumer Staples (2.8%)
	Agricultural Products (0.2%)
3,822	Darling Ingredients, Inc.(a)	70

	Distillers & Vintners (0.1%)
318	MGP Ingredients, Inc.	27

	Food Distributors (0.3%)
1,295	SpartanNash Co.	22
1,276	U.S. Foods Holding Corp.(a)	42
862	United Natural Foods, Inc.(a)	37

		101

Portfolio of Investments    |    17

Number of Shares	Security	Market Value (000)
	Food Retail (0.1%)
1,035	Ingles Markets, Inc.“A”	$33

	Household Products (0.4%)
1,207	Central Garden & Pet Co.(a)	46
1,703	Central Garden & Pet Co.“A”(a)	62

		108

	Packaged Foods & Meats (0.9%)
2,169	Freshpet, Inc.(a)	43
588	Sanderson Farms, Inc.	72
16	Seaboard Corp.	65
1,107	Seneca Foods Corp.“A”(a)	32
853	Snyder’s-Lance, Inc.	43

		255

	Personal Products (0.3%)
1,262	Medifast, Inc.	80

	Soft Drinks (0.3%)
201	Coca-Cola Bottling Co. Consolidated	38
644	National Beverage Corp.	63

		101

	Tobacco (0.2%)
873	Universal Corp.	43

	Total Consumer Staples	818

	Energy (2.9%)
	Oil & Gas Drilling (0.8%)
3,302	Diamond Offshore Drilling, Inc.(a)	48
8,011	Ensco plc“A”	36
9,323	Noble Corp. plc(a)	36
3,736	Rowan Cos. plc“A”(a)	45
4,761	Transocean Ltd.(a)	43
1,613	Unit Corp.(a)	31

		239

	Oil & Gas Equipment & Services (0.5%)
810	Exterran Corp.(a)	21
2,705	McDermott International, Inc.(a)	20
2,740	Newpark Resources, Inc.(a)	23
1,077	RPC, Inc.	21
1,598	SEACOR Holdings, Inc.(a)	66

		151

	Oil & Gas Exploration & Production (0.3%)
3,115	Halcon Resources Corp.(a)	19
1,537	Ring Energy, Inc.(a)	21
2,825	SRC Energy, Inc.(a)	25

18    |    USAA MSCI Index ETFs

Number of Shares	Security	Market Value (000)
677	Whiting Petroleum Corp.(a)	$18

		83

	Oil & Gas Refining & Marketing (1.0%)
1,421	CVR Energy, Inc.	42
1,865	Delek U.S. Holdings, Inc.	64
1,588	Par Pacific Holdings, Inc.(a)	27
1,800	PBF Energy, Inc.“A”	53
5,460	Renewable Energy Group, Inc.(a)	60
448	REX American Resources Corp.(a)	36

		282

	Oil & Gas Storage & Transportation (0.3%)
8,679	Gener8 Maritime, Inc.(a)	48
2,434	International Seaways, Inc.(a)	40

		88

	Total Energy	843

	Financials (12.1%)
	Asset Management & Custody Banks (0.5%)
7,015	Arlington Asset Investment Corp.“A”	76
2,134	Legg Mason, Inc.	85

		161

	Consumer Finance (1.2%)
627	Encore Capital Group, Inc.(a)	27
1,945	EZCORP, Inc.“A”(a)	25
504	FirstCash, Inc.	37
1,224	Green Dot Corp.“A”(a)	80
1,484	Nelnet, Inc.“A”	82
1,862	OneMain Holdings, Inc.(a)	57
406	World Acceptance Corp.(a)	44

		352

	Investment Banking & Brokerage (0.9%)
2,574	BGC Partners, Inc.“A”	34
3,954	Cowen, Inc.(a)	57
1,293	Interactive Brokers Group, Inc.“A”	90
458	Piper Jaffray Cos.	38
706	Stifel Financial Corp.	45

		264

	Life & Health Insurance (0.9%)
1,951	American Equity Investment Life Holding Co.	60
3,820	CNO Financial Group, Inc.	86
11,635	Genworth Financial, Inc.“A”(a)	32
312	National Western Life Group, Inc.“A”	95

		273

Portfolio of Investments    |    19

Number of Shares	Security	Market Value (000)
	Multi-Line Insurance (0.4%)
526	American National Insurance Co.	$61
1,134	Kemper Corp.	64

		125

	Multi-Sector Holdings (0.2%)
80	Texas Pacific Land Trust	43

	Property & Casualty Insurance (1.6%)
3,707	Ambac Financial Group, Inc.(a)	56
2,467	Assured Guaranty Ltd.	85
2,180	First American Financial Corp.	127
602	Hanover Insurance Group, Inc.	65
3,002	Heritage Insurance Holdings, Inc.	50
5,391	MBIA, Inc.(a)	43
923	Selective Insurance Group, Inc.	53

		479

	Regional Banks (4.0%)
1,742	Bancorp, Inc.(a)	18
1,958	Berkshire Hills Bancorp, Inc.	72
3,016	ConnectOne Bancorp, Inc.	87
1,863	FB Financial Corp.(a)	74
9,356	First BanCorp(a)	56
3,322	First Bancorp/Southern Pines	115
1,578	First Merchants Corp.	65
1,409	Green Bancorp, Inc.(a)	31
1,911	Guaranty Bancorp	52
952	Hancock Holding Co.	49
3,716	Heritage Financial Corp.	111
3,151	Lakeland Bancorp, Inc.	60
5,062	OFG Bancorp	54
738	Opus Bank	21
2,341	Popular, Inc.	98
1,558	TCF Financial Corp.	35
2,315	Triumph Bancorp, Inc.(a)	95
1,739	Umpqua Holdings Corp.	37
610	Wintrust Financial Corp.	52

		1,182

	Reinsurance (0.4%)
7,395	Third Point Reinsurance Ltd.(a)	103

	Thrifts & Mortgage Finance (2.0%)
1,076	Essent Group Ltd.(a)	48
870	Federal Agricultural Mortgage Corp.“C”	66
2,868	Flagstar Bancorp, Inc.(a)	101
109	LendingTree, Inc.(a)	38
287	Meta Financial Group, Inc.	31

20    |    USAA MSCI Index ETFs

Number of Shares	Security	Market Value (000)
6,508	MGIC Investment Corp.(a)	$90
1,612	Nationstar Mortgage Holdings, Inc.(a)	28
3,733	NMI Holdings, Inc.“A”(a)	74
4,274	Radian Group, Inc.	88
790	Walker & Dunlop, Inc.	38

		602

	Total Financials	3,584

	Health Care (18.6%)
	Biotechnology (3.2%)
3,465	Abeona Therapeutics, Inc.(a)	48
1,318	Acorda Therapeutics, Inc.(a)	31
180	AnaptysBio, Inc.(a)	22
217	Avexis, Inc.(a)	27
218	Bioverativ, Inc.(a)	23
77	bluebird bio, Inc.(a)	16
302	Blueprint Medicines Corp.(a)	26
812	Cytomx Therapeutics, Inc.(a)	24
678	Editas Medicine, Inc.(a)	25
1,387	Emergent BioSolutions, Inc.(a)	69
735	Enanta Pharmaceuticals, Inc.(a)	58
216	Esperion Therapeutics, Inc.(a)	17
315	Exact Sciences Corp.(a)	14
1,337	Exelixis, Inc.(a)	35
841	FibroGen, Inc.(a)	46
255	Foundation Medicine, Inc.(a)	21
366	Global Blood Therapeutics, Inc.(a)	21
2,356	Immunomedics, Inc.(a)	40
2,090	Intellia Therapeutics, Inc.(a)	55
1,279	Iovance Biotherapeutics, Inc.(a)	22
950	Jounce Therapeutics, Inc.(a)	20
180	Juno Therapeutics, Inc.(a)	16
403	Loxo Oncology, Inc.(a)	45
107	Madrigal Pharmaceuticals, Inc.(a)	14
1,846	MiMedx Group, Inc.(a)	13
1,865	Myriad Genetics, Inc.(a)	60
255	Neurocrine Biosciences, Inc.(a)	22
20,950	PDL BioPharma, Inc.(a)	50
157	Puma Biotechnology, Inc.(a)	10
100	Sage Therapeutics, Inc.(a)	16
1,865	Spectrum Pharmaceuticals, Inc.(a)	40

		946

	Health Care Equipment (4.8%)
454	Abaxis, Inc.	30
266	ABIOMED, Inc.(a)	71
4,944	AngioDynamics, Inc.(a)	81
1,968	AxoGen, Inc.(a)	58

Portfolio of Investments    |    21

Number of Shares	Security	Market Value (000)
833	Cantel Medical Corp.	$97
805	CONMED Corp.	49
2,055	CryoLife, Inc.(a)	39
1,371	Cutera, Inc.(a)	62
2,083	Globus Medical, Inc.“A”(a)	99
359	Heska Corp.(a)	24
1,356	Hill-Rom Holdings, Inc.	113
580	Inogen, Inc.(a)	70
341	Insulet Corp.(a)	26
1,311	Integer Holdings Corp.(a)	67
1,020	Integra LifeSciences Holdings Corp.(a)	54
1,433	Invacare Corp.	25
873	LeMaitre Vascular, Inc.	30
970	LivaNova plc(a)	87
1,020	Masimo Corp.(a)	89
2,460	Novocure Ltd.(a)	51
1,375	Orthofix International N.V.(a)	77
1,373	STERIS plc	125

		1,424

	Health Care Facilities (1.2%)
7,592	Community Health Systems, Inc.(a)	39
2,006	Encompass Health Corp.	107
1,483	Ensign Group, Inc.	39
2,573	Kindred Healthcare, Inc.	24
1,948	LifePoint Health, Inc.(a)	90
3,866	Select Medical Holdings Corp.(a)	70

		369

	Health Care Services (1.8%)
1,142	Almost Family, Inc.(a)	67
496	AMN Healthcare Services, Inc.(a)	28
1,639	BioTelemetry, Inc.(a)	53
500	Chemed Corp.	130
854	CorVel Corp.(a)	42
743	Diplomat Pharmacy, Inc.(a)	15
902	LHC Group, Inc.(a)	58
1,182	Providence Service Corp.(a)	75
1,421	Tivity Health, Inc.(a)	55

		523

	Health Care Supplies (2.0%)
99	Atrion Corp.	58
1,388	Haemonetics Corp.(a)	98
1,251	Halyard Health, Inc.(a)	62
407	ICU Medical, Inc.(a)	94
2,244	Lantheus Holdings, Inc.(a)	34
1,581	Merit Medical Systems, Inc.(a)	72

22    |    USAA MSCI Index ETFs

Number of Shares	Security	Market Value (000)
3,342	OraSure Technologies, Inc.(a)	$58
1,350	Quidel Corp.(a)	59
517	West Pharmaceutical Services, Inc.	45

		580

	Health Care Technology (1.2%)
2,794	Allscripts Healthcare Solutions, Inc.(a)	39
231	athenahealth, Inc.(a)	32
1,006	Computer Programs & Systems, Inc.	30
551	Medidata Solutions, Inc.(a)	36
1,732	Omnicell, Inc.(a)	76
2,996	Quality Systems, Inc.(a)	38
809	Teladoc, Inc.(a)	32
2,615	Vocera Communications, Inc.(a)	72

		355

	Life Sciences Tools & Services (2.2%)
569	Bio-Rad Laboratories, Inc.“A”(a)	153
885	Bio-Techne Corp.	125
2,537	Bruker Corp.	78
951	Charles River Laboratories International, Inc.(a)	101
1,687	PerkinElmer, Inc.	129
689	PRA Health Sciences, Inc.(a)	58

		644

	Managed Health Care (0.7%)
861	Magellan Health, Inc.(a)	87
1,957	Triple-S Management Corp.“B”(a)	47
413	WellCare Health Plans, Inc.(a)	80

		214

	Pharmaceuticals (1.5%)
722	Akorn, Inc.(a)	12
1,613	Catalent, Inc.(a)	68
2,484	Corcept Therapeutics, Inc.(a)	38
4,908	Endo International plc(a)	31
1,387	Intersect ENT, Inc.(a)	51
2,131	Lannett Co., Inc.(a)	34
2,416	Mallinckrodt plc(a)	41
1,046	MyoKardia, Inc.(a)	61
222	Nektar Therapeutics(a)	19
1,096	Phibro Animal Health Corp.“A”	42
676	Supernus Pharmaceuticals, Inc.(a)	26
761	Zogenix, Inc.(a)	32

		455

	Total Health Care	5,510

Portfolio of Investments    |    23

Number of Shares	Security	Market Value (000)
	Industrials (12.8%)
	Aerospace & Defense (1.6%)
707	Aerovironment, Inc.(a)	$35
391	Curtiss-Wright Corp.	53
736	Hexcel Corp.	50
1,254	KLX, Inc.(a)	85
2,518	Kratos Defense & Security Solutions, Inc.(a)	30
435	National Presto Industries, Inc.	39
631	OrbitalATK, Inc.	83
342	Teledyne Technologies, Inc.(a)	64
1,541	Triumph Group, Inc.	43

		482

	Air Freight & Logistics (0.7%)
1,525	AirTransport Services Group, Inc.(a)	40
1,096	Atlas Air Worldwide Holdings, Inc.(a)	67
902	Echo Global Logistics, Inc.(a)	24
665	XPO Logistics, Inc.(a)	66

		197

	Airlines (0.2%)
1,276	SkyWest, Inc.	70

	Building Products (0.5%)
1,966	Armstrong Flooring, Inc.(a)	28
2,014	Simpson Manufacturing Co., Inc.	111

		139

	Commercial Printing (0.2%)
2,266	Ennis, Inc.	44

	Construction & Engineering (0.3%)
709	Argan, Inc.	28
615	NV5 Global, Inc.(a)	27
1,998	Tutor Perini Corp.(a)	48

		103

	Construction Machinery & Heavy Trucks (1.3%)
383	Alamo Group, Inc.	43
1,122	Greenbrier Cos., Inc.	58
1,944	Manitowoc Co., Inc.(a)	58
2,470	Meritor, Inc.(a)	61
3,463	Spartan Motors, Inc.	51
1,867	Trinity Industries, Inc.	61
2,995	Wabash National Corp.	65

		397

	Data Processing & Outsourced Services (0.4%)
3,779	Sykes Enterprises, Inc.(a)	110

24    |    USAA MSCI Index ETFs

Number of Shares	Security	Market Value (000)
	Diversified Support Services (0.2%)
1,076	Copart, Inc.(a)	$50

	Electrical Components & Equipment (0.4%)
754	Regal Beloit Corp.	55
10,752	Sunrun, Inc.(a)	72

		127

	Environmental & Facilities Services (0.1%)
1,624	Casella Waste Systems, Inc.“A”(a)	41

	Human Resource & Employment Services (1.2%)
574	Insperity, Inc.	37
3,377	Kelly Services, Inc.“A”	100
1,953	Korn/Ferry International	82
979	On Assignment, Inc.(a)	75
2,201	TrueBlue, Inc.(a)	60

		354

	Industrial Machinery (1.5%)
939	Barnes Group, Inc.	56
495	Chart Industries, Inc.(a)	27
1,878	Columbus McKinnon Corp.	67
454	Crane Co.	42
2,518	Graco, Inc.	112
583	ITT, Inc.	29
902	Kadant, Inc.	86
237	Proto Labs, Inc.(a)	26

		445

	Research & Consulting Services (0.8%)
8,102	CBIZ, Inc.(a)	146
819	FTI Consulting, Inc.(a)	39
5,724	RPX Corp.	58

		243

	Security & Alarm Services (0.3%)
1,009	Brink’s Co.	74

	Trading Companies & Distributors (1.7%)
1,932	Air Lease Corp.	84
3,653	Aircastle Ltd.	71
1,304	CAI International, Inc.(a)	26
1,302	GATX Corp.	90
1,070	Kaman Corp.	65
1,637	Rush Enterprises, Inc.“A”(a)	70
2,609	Titan Machinery, Inc.(a)	52
1,141	Triton International Ltd.	33

		491

Portfolio of Investments    |    25

Number of Shares	Security	Market Value (000)
	Trucking (1.4%)
1,649	ArcBest Corp.	$55
1,758	Covenant Transportation Group, Inc.“A”(a)	45
4,535	Marten Transport Ltd.	98
7,506	Roadrunner Transportation Systems, Inc.(a)	29
526	Ryder System, Inc.	38
971	Saia, Inc.(a)	70
2,351	Werner Enterprises, Inc.	88

		423

	Total Industrials	3,790

	Information Technology (12.9%)
	Aerospace & Defense (0.1%)
872	Mercury Systems, Inc.(a)	40

	Application Software (0.4%)
811	Pegasystems, Inc.	47
444	RingCentral, Inc.“A”(a)	28
3,446	Synchronoss Technologies, Inc.(a)	32

		107

	Communications Equipment (0.8%)
418	Applied Optoelectronics, Inc.(a)	11
2,707	Comtech Telecommunications Corp.	60
1,551	EchoStar Corp.“A”(a)	90
4,179	Extreme Networks, Inc.(a)	48
573	Lumentum Holdings, Inc.(a)	35

		244

	Data Processing & Outsourced Services (0.7%)
442	DST Systems, Inc.	37
910	ExlService Holdings, Inc.(a)	52
6,312	Net 1 UEPS Technologies, Inc.(a)	64
1,460	TTEC Holdings, Inc.	52

		205

	Electronic Components (1.2%)
6,112	AVX Corp.	106
1,642	Knowles Corp.(a)	24
268	Littelfuse, Inc.	56
474	Rogers Corp.(a)	65
138	Universal Display Corp.	18
5,130	Vishay Intertechnology, Inc.	94

		363

	Electronic Equipment & Instruments (1.3%)
110	Coherent, Inc.(a)	23
1,520	Control4 Corp.(a)	37
2,572	Electro Scientific Industries, Inc.(a)	46

26    |    USAA MSCI Index ETFs

Number of Shares	Security	Market Value (000)
2,816	National Instruments Corp.	$142
1,698	Novanta, Inc.(a)	95
274	Zebra Technologies Corp.“A”(a)	38

		381

	Electronic Manufacturing Services (1.3%)
3,196	Benchmark Electronics, Inc.(a)	96
2,833	Jabil, Inc.	77
2,094	KEMET Corp.(a)	37
1,594	Kimball Electronics, Inc.(a)	28
870	Plexus Corp.(a)	52
1,234	Sanmina Corp.(a)	34
3,769	TTM Technologies, Inc.(a)	61

		385

	Internet Software & Services (0.7%)
2,446	Blucora, Inc.(a)	57
2,804	LivePerson, Inc.(a)	41
707	Match Group, Inc.(a)	28
123	Stamps.com, Inc.(a)	23
610	Trade Desk, Inc.“A”(a)	34
1,261	Web.com Group, Inc.(a)	23

		206

	IT Consulting & Other Services (0.6%)
329	CACI International, Inc.“A”(a)	49
292	EPAM Systems, Inc.(a)	33
988	ManTech International Corp.“A”	56
594	Virtusa Corp.(a)	28

		166

	Semiconductor Equipment (3.6%)
560	Advanced Energy Industries, Inc.(a)	37
4,719	Amkor Technology, Inc.(a)	47
1,924	Axcelis Technologies, Inc.(a)	47
2,546	Brooks Automation, Inc.	68
1,014	Cabot Microelectronics Corp.	103
3,255	Cohu, Inc.	65
2,644	Entegris, Inc.	88
1,664	FormFactor, Inc.(a)	22
1,224	Ichor Holdings Ltd.(a)	32
3,359	Kulicke & Soffa Industries, Inc.(a)	78
843	MKS Instruments, Inc.	94
8,332	Photronics, Inc.(a)	65
1,494	Rudolph Technologies, Inc.(a)	40
1,545	SolarEdge Technologies, Inc.(a)	77
2,246	Teradyne, Inc.	102
2,011	Ultra Clean Holdings, Inc.(a)	39

Portfolio of Investments    |    27

Number of Shares	Security	Market Value (000)
6,587	Xcerra Corp.(a)	$66

		1,070

	Semiconductors (1.1%)
1,800	Alpha & Omega Semiconductor Ltd.(a)	28
1,602	Cree, Inc.(a)	61
2,454	Diodes, Inc.(a)	74
809	First Solar, Inc.(a)	51
3,356	ON Semiconductor Corp.(a)	80
1,075	Semtech Corp.(a)	36

		330

	Systems Software (0.4%)
1,967	Progress Software Corp.	92
1,348	TiVo Corp.	20

		112

	Technology Distributors (0.7%)
503	ePlus, Inc.(a)	39
1,817	Insight Enterprises, Inc.(a)	63
1,037	ScanSource, Inc.(a)	34
704	Tech Data Corp.(a)	73

		209

	Total Information Technology	3,818

	Materials (4.0%)
	Aluminum (0.4%)
740	Alcoa Corp.(a)	33
1,151	Century Aluminum Co.(a)	22
526	Kaiser Aluminum Corp.	53

		108

	Commodity Chemicals (0.6%)
688	AdvanSix, Inc.(a)	28
1,915	Kronos Worldwide, Inc.	41
907	Olin Corp.	30
855	Trinseo S.A.	68
586	Tronox Ltd.“A”	11

		178

	Diversified Chemicals (0.2%)
2,090	Huntsman Corp.	67

	Diversified Metals & Mining (0.1%)
704	Materion Corp.	36

	Forest Products (0.4%)
1,234	Boise Cascade Co.	50
3,039	Louisiana-Pacific Corp.	86

		136

28    |    USAA MSCI Index ETFs

Number of Shares	Security	Market Value (000)
	Paper Products (0.7%)
1,983	Domtar Corp.	$89
5,262	Mercer International, Inc.	69
5,032	Resolute Forest Products, Inc.(a)	41

		199

	Specialty Chemicals (1.0%)
957	Ashland Global Holdings, Inc.	68
380	Chase Corp.	39
4,447	FutureFuel Corp.	53
583	KMG Chemicals, Inc.	35
1,136	Kraton Corp.(a)	48
2,368	Platform Specialty Products Corp.(a)	25
1,117	Rayonier Advanced Materials, Inc.	23

		291

	Steel (0.6%)
3,245	Commercial Metals Co.	79
447	Reliance Steel & Aluminum Co.	40
1,816	Schnitzer Steel Industries, Inc.“A”	62

		181

	Total Materials	1,196

	Real Estate (15.6%)
	Diversified Real Estate Activities (0.4%)
1,792	RMR Group, Inc.“A”	113

	Real Estate Development (0.3%)
3,417	Forestar Group, Inc.(a)	84

	Real Estate Services (1.2%)
1,183	Altisource Portfolio Solutions S.A.(a)	32
1,600	HFF, Inc.“A”	73
2,202	Marcus & Millichap, Inc.(a)	69
1,654	RE/MAX Holdings, Inc.“A”	91
3,360	Realogy Holdings Corp.	86

		351

	REITs - Diversified (0.6%)
4,195	Armada Hoffler Properties, Inc.	55
1,214	PS Business Parks, Inc.	134

		189

	REITs - Health Care (0.8%)
2,357	CareTrust REIT, Inc.	31
2,111	Community Healthcare Trust, Inc.	50
7,306	Quality Care Properties, Inc.(a)	91
1,002	Universal Health Realty Income Trust	55

		227

Portfolio of Investments    |    29

Number of Shares	Security	Market Value (000)
	REITs - Hotel & Resort (2.9%)
4,205	Chatham Lodging Trust	$77
3,893	Chesapeake Lodging Trust	101
7,619	DiamondRock Hospitality Co.	78
3,216	LaSalle Hotel Properties	79
2,293	Pebblebrook Hotel Trust	78
4,105	RLJ Lodging Trust	81
1,622	Ryman Hospitality Properties, Inc.	112
6,196	Summit Hotel Properties, Inc.	82
6,060	Sunstone Hotel Investors, Inc.	87
4,793	Xenia Hotels & Resorts, Inc.	94

		869

	REITs - Industrial (1.8%)
2,372	DCT Industrial Trust, Inc.	131
1,455	EastGroup Properties, Inc.	118
4,421	Monmouth Real Estate Investment Corp.	62
3,987	Rexford Industrial Realty, Inc.	108
3,481	Terreno Realty Corp.	116

		535

	REITs - Mortgage (4.6%)
5,989	AG Mortgage Investment Trust, Inc.	98
15,815	Anworth Mortgage Asset Corp.	72
8,209	Apollo Commercial Real Estate Finance, Inc.	150
7,672	Arbor Realty Trust, Inc.	66
4,534	ARMOUR Residential REIT, Inc.	97
6,697	Chimera Investment Corp.	112
3,049	Granite Point Mortgage Trust, Inc.	51
6,430	Invesco Mortgage Capital, Inc.	99
11,557	MFA Financial, Inc.	82
7,473	MTGE Investment Corp.	127
5,258	New Residential Investment Corp.	85
5,822	PennyMac Mortgage Investment Trust	97
6,770	Resource Capital Corp.	59
9,178	Two Harbors Investment Corp.	135
4,341	Western Asset Mortgage Capital Corp.	38

		1,368

	REITs - Office (0.2%)
2,424	Corporate Office Properties Trust	61

	REITs - Residential (0.5%)
778	Equity LifeStyle Properties, Inc.	66
2,189	Nexpoint Residential Trust, Inc.	53
2,236	Preferred Apartment Communities, Inc.“A”	31

		150

30    |    USAA MSCI Index ETFs

Number of Shares	Security	Market Value (000)
	REITs - Specialized (2.3%)
4,293	CatchMark Timber Trust, Inc.“A”	$56
2,671	CoreCivic, Inc.	55
1,025	CoreSite Realty Corp.	96
797	CyrusOne, Inc.	40
3,750	Gaming and Leisure Properties, Inc.	125
5,066	InfraREIT, Inc.(a)	94
2,115	National Storage Affiliates Trust	52
2,047	PotlatchDeltic Corp.	105
1,730	Rayonier, Inc.	59

		682

	Total Real Estate	4,629

	Telecommunication Services (1.1%)
	Alternative Carriers (0.3%)
5,559	Iridium Communications, Inc.(a)	65
2,479	Vonage Holdings Corp.(a)	25

		90

	Integrated Telecommunication Services (0.3%)
2,297	Frontier Communications Corp.	16
683	GCI Liberty, Inc.(a)	26
592	Verizon Communications, Inc.	29

		71

	Wireless Telecommunication Services (0.5%)
2,522	Boingo Wireless, Inc.(a)	67
1,649	Telephone & Data Systems, Inc.	46
1,176	United States Cellular Corp.(a)	45

		158

	Total Telecommunication Services	319

	Utilities (4.3%)
	Electric Utilities (2.5%)
1,867	ALLETE, Inc.	127
2,316	El Paso Electric Co.	113
4,364	Great Plains Energy, Inc.	127
4,105	Hawaiian Electric Industries, Inc.	135
3,084	PNM Resources, Inc.	108
3,138	Portland General Electric Co.	125

		735

	Gas Utilities (0.2%)
987	Spire, Inc.	67

	Independent Power Producers & Energy Traders (0.7%)
4,504	Calpine Corp.(a)	69
3,444	Dynegy, Inc.(a)	42
779	NRG Energy, Inc.	20

Portfolio of Investments    |    31

Number of Shares	Security	Market Value (000)
1,628	NRG Yield, Inc.“A”	$25
2,564	NRG Yield, Inc.“C”	40

		196

	Multi-Utilities (0.6%)
2,274	Avista Corp.	109
1,032	Vectren Corp.	62

		171

	Renewable Electricity (0.2%)
1,927	NextEra Energy Partners, LP	76

	Renewable Energy (0.1%)
1,562	TerraForm Power, Inc.“A”	18

	Total Utilities	1,263

	Total Common Stocks (cost: $30,007)	29,472

	Total Equity Securities (cost: $30,007)	29,472

	MONEY MARKET INSTRUMENTS (0.3%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.3%)
85,224	State Street Institutional Treasury Money Market Fund Premier Class, 1.33%(b) (cost: $85)	85

	Total Investments (cost: $30,092)	$29,557

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$29,472	$—	$—	$29,472
Money Market Instruments:
Government & U.S. Treasury Money Market Funds	85	—	—	85

Total	$29,557	$—	$—	$29,557

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of October 24, 2017 (commencement of operations), through February 28, 2018, there were no transfers of securities between levels. The Fund’s policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

32    |    USAA MSCI Index ETFs

USAA MSCI INTERNATIONAL VALUE MOMENTUM BLEND INDEX ETF

February 28, 2018 (unaudited)

Number of Shares	Security	Market Value (000)
	EQUITY SECURITIES (99.9%)
	COMMON STOCKS (98.7%)
	Consumer Discretionary (11.9%)
	Apparel, Accessories & Luxury Goods (0.5%)
1,744	Kering S.A.	$825

	Auto Parts & Equipment (2.3%)
3,900	Aisin Seiki Co. Ltd.	229
6,200	Denso Corp.	365
8,158	Faurecia S.A.	689
11,939	Linamar Corp.	655
15,867	Magna International, Inc.	874
6,400	NOK Corp.	138
12,800	Sumitomo Electric Industries Ltd.	204
7,400	Toyoda Gosei Co. Ltd.	181
6,400	Toyota Industries Corp.	405

		3,740

	Automobile Manufacturers (4.1%)
7,700	Bayerische Motoren Werke AG	815
10,480	Daimler AG	901
3,201	Ferrari N.V.	400
26,596	Fiat Chrysler Automobiles N.V.	570
12,300	Honda Motor Co. Ltd.	448
19,400	Mazda Motor Corp.	272
39,600	Nissan Motor Co. Ltd.	417
29,998	Peugeot S.A.	681
6,621	Renault S.A.	723
6,800	Suzuki Motor Corp.	392
6,900	Toyota Motor Corp.	468
3,463	Volkswagen AG	695

		6,782

	Computer & Electronics Retail (0.2%)
39,600	Yamada Denki Co. Ltd.	251

	Consumer Electronics (0.1%)
10,300	Nikon Corp.	211

	Department Stores (0.3%)
49,000	Takashimaya Co. Ltd.	500

	Footwear (0.3%)
104,500	Yue Yuen Industrial Holdings Ltd.	447

Portfolio of Investments    |    33

Number of Shares	Security	Market Value (000)
	Homebuilding (1.6%)
93,355	Barratt Developments plc	$693
15,942	Berkeley Group Holdings plc	847
18,300	Iida Group Holdings Co. Ltd.	347
22,459	Persimmon plc	805

		2,692

	Hotels, Resorts & Cruise Lines (0.7%)
362,000	Shangri-La Asia Ltd.	815
20,026	TUI AG	426

		1,241

	Household Appliances (0.5%)
144,500	Techtronic Industries Co. Ltd.	907

	Motorcycle Manufacturers (0.1%)
5,800	Yamaha Motor Co. Ltd.	185

	Restaurants (0.2%)
7,800	McDonald’s Holdings Co. (Japan) Ltd.	349

	Tires & Rubber (1.0%)
10,500	Bridgestone Corp.	471
3,639	Cie Generale des Etablissements Michelin	562
10,600	Sumitomo Rubber Industries Ltd.	205
16,800	Yokohama Rubber Co. Ltd.	417

		1,655

	Total Consumer Discretionary	19,785

	Consumer Staples (6.8%)
	Agricultural Products (1.0%)
2,379,500	Golden Agri-Resources Ltd.	648
397,900	Wilmar International Ltd.	971

		1,619

	Brewers (1.4%)
11,100	Asahi Group Holdings Ltd.	571
4,356	Carlsberg A/S“B”	535
6,696	Heineken Holding N.V.	668
20,800	Kirin Holdings Co. Ltd.	542

		2,316

	Distillers & Vintners (0.3%)
3,524	Pernod Ricard S.A.	580

	Food Retail (2.5%)
11,612	Casino Guichard Perrachon S.A.	632
18,000	Empire Co. Ltd.	334
249,866	J Sainsbury plc	891
46,180	Koninklijke Ahold Delhaize N.V.	1,042
126,719	Tesco plc	368

34    |    USAA MSCI Index ETFs

Number of Shares	Security	Market Value (000)
288,711	WM Morrison Supermarkets plc	$898

		4,165

	Hypermarkets & Super Centers (0.2%)
20,703	METRO AG	405

	Packaged Foods & Meats (1.1%)
237	Barry Callebaut AG	468
10,000	NH Foods Ltd.	226
736,000	WH Group Ltd.(c)	912
2,200	Yakult Honsha Co. Ltd.	158

		1,764

	Soft Drinks (0.3%)
14,537	Coca-Cola HBC AG	478

	Total Consumer Staples	11,327

	Energy (4.4%)
	Integrated Oil & Gas (2.9%)
13,409	OMV AG	770
74,531	Origin Energy Ltd.(a)	526
41,174	Repsol S.A.	738
28,548	Royal Dutch Shell plc“A”	905
27,600	Royal Dutch Shell plc“B”	883
17,372	TOTAL S.A.	995

		4,817

	Oil & Gas Exploration & Production (0.2%)
30,800	Inpex Corp.	379

	Oil & Gas Refining & Marketing (1.3%)
10,700	Idemitsu Kosan Co. Ltd.	414
77,600	JXTG Holdings, Inc.	477
11,951	Neste Oyj	878
31,100	Showa Shell Sekiyu K.K.	406

		2,175

	Total Energy	7,371

	Financials (26.5%)
	Asset Management & Custody Banks (1.1%)
75,949	3i Group plc	983
4,685	Amundi S.A.(c)	384
19,000	SBI Holdings, Inc.	442

		1,809

	Consumer Finance (0.1%)
9,400	Credit Saison Co. Ltd.	163

	Diversified Banks (11.6%)
268,398	Banco de Sabadell S.A.	565
55,822	Banco Santander S.A.	386

Portfolio of Investments    |    35

Number of Shares	Security	Market Value (000)
188,801	Bank Hapoalim BM	$1,353
211,533	Bank Leumi Le-Israel BM	1,283
298,654	Barclays plc	878
9,651	BNP Paribas S.A.	769
93,000	BOC Hong Kong Holdings Ltd.	471
75,528	CaixaBank S.A.	370
40,908	Commerzbank AG(a)	635
39,669	Credit Agricole S.A.	684
53,300	DBS Group Holdings Ltd.	1,156
26,333	DNB ASA	523
8,567	Erste Group Bank AG(a)	438
55,269	HSBC Holdings plc	546
25,410	ING Groep N.V.	449
96,970	Intesa Sanpaolo S.p.A.	366
208,688	Intesa Sanpaolo S.p.A.	834
28,027	Mediobanca Banca di Credito Finanziario S.p.A.	337
49,600	Mitsubishi UFJ Financial Group, Inc.	354
66,662	Mizrahi Tefahot Bank Ltd.	1,236
234,800	Mizuho Financial Group, Inc.	439
133,600	Oversea-Chinese Banking Corp. Ltd.	1,319
14,115	Raiffeisen Bank International AG(a)	551
183,513	Royal Bank of Scotland Group plc(a)	677
12,003	Societe Generale S.A.	690
7,600	Sumitomo Mitsui Financial Group, Inc.	334
2,800	Sumitomo Mitsui Trust Holdings, Inc.	114
12,402	UniCredit S.p.A.(a)	264
57,700	United Overseas Bank Ltd.	1,216

		19,237

	Diversified Capital Markets (0.5%)
32,140	Deutsche Bank AG	517
43,851	Natixis S.A.	380

		897

	Diversified Real Estate Activities (2.8%)
3,000	Daito Trust Construction Co. Ltd.	499
12,800	Daiwa House Industry Co. Ltd.	477
186,000	Kerry Properties Ltd.	845
56,000	Sun Hung Kai Properties Ltd.	935
158,800	UOL Group Ltd.	1,023
117,000	Wheelock & Co. Ltd.	853

		4,632

	Investment Banking & Brokerage (0.2%)
52,400	Nomura Holdings, Inc.	324

	Life & Health Insurance (2.4%)
98,930	Aegon N.V.	692
38,407	CNP Assurances	937

36    |    USAA MSCI Index ETFs

Number of Shares	Security	Market Value (000)
11,700	Japan Post Holdings Co. Ltd.	$142
25,282	NN Group N.V.	1,133
2,901	Swiss Life Holding AG	1,053

		3,957

	Multi-Line Insurance (1.9%)
9,628	Ageas	507
4,413	Allianz SE	1,033
21,985	Assicurazioni Generali S.p.A.	414
13,577	AXA S.A.	428
4,413	Baloise Holding AG	697

		3,079

	Multi-Sector Holdings (2.5%)
10,604	Eurazeo S.A.	1,015
11,508	EXOR N.V.	841
22,859	Industrivarden AB“C”	549
15,462	L E Lundbergforetagen AB“B”	1,160
6,782	Pargesa Holding S.A.	601

		4,166

	Other Diversified Financial Services (0.1%)
7,900	ORIX Corp.	141

	Property & Casualty Insurance (0.1%)
4,800	Sompo Holdings, Inc.	186

	Real Estate Development (0.5%)
502,710	Sino Land Co. Ltd.	889

	Regional Banks (1.8%)
2,300	Bank of Kyoto Ltd.	129
47,000	Chiba Bank Ltd.	391
27,000	Concordia Financial Group Ltd.	158
64,000	Fukuoka Financial Group, Inc.	331
58,800	Hachijuni Bank Ltd.	358
98,400	Mebuki Financial Group, Inc.	399
71,600	Resona Holdings, Inc.	411
19,200	Shinsei Bank Ltd.	305
43,000	Yamaguchi Financial Group, Inc.	523

		3,005

	Reinsurance (0.3%)
11,384	SCOR SE	486

	REITs - Retail (0.3%)
64,000	Link REIT	547

	Specialized Finance (0.3%)
71,600	Mitsubishi UFJ Lease & Finance Co. Ltd.	458

	Total Financials	43,976

Portfolio of Investments    |    37

Number of Shares	Security	Market Value (000)
	Health Care (4.5%)
	Biotechnology (0.2%)
8,317	Shire plc	$356

	Health Care Distributors (0.8%)
19,900	Alfresa Holdings Corp.	449
19,800	Medipal Holdings Corp.	406
12,800	Suzuken Co., Ltd.	526

		1,381

	Health Care Equipment (0.9%)
1,238	Straumann Holding AG	839
19,047	William Demant Holding A/S(a)	684

		1,523

	Life Sciences Tools & Services (0.6%)
3,537	Lonza Group AG	901

	Pharmaceuticals (2.0%)
3,370	Bayer AG	396
6,700	Daiichi Sankyo Co. Ltd.	239
6,665	Ipsen S.A.	982
15,300	Mitsubishi Tanabe Pharma Corp.	329
10,514	Recordati S.p.A.	378
5,845	Sanofi	464
13,213	Teva Pharmaceutical Industries Ltd. ADR	247
20,568	Valeant Pharmaceuticals International, Inc.(a)	337

		3,372

	Total Health Care	7,533

	Industrials (16.9%)
	Aerospace & Defense (0.2%)
28,990	Leonardo S.p.A.	313

	Air Freight & Logistics (0.6%)
83,148	Bollore S.A.	471
75,307	Royal Mail plc	581

		1,052

	Airlines (2.0%)
12,800	ANA Holdings, Inc.	516
21,862	Deutsche Lufthansa AG	736
15,504	easyJet plc	359
79,071	International Consolidated Airlines Group S.A.	670
12,000	Japan Airlines Co. Ltd.	460
76,800	Singapore Airlines Ltd.	644

		3,385

	Airport Services (1.5%)
6,469	Aeroports de Paris	1,310

38    |    USAA MSCI Index ETFs

Number of Shares	Security	Market Value (000)
11,212	Fraport AG Frankfurt Airport Services Worldwide	$1,150

		2,460

	Building Products (0.2%)
8,000	Asahi Glass Co. Ltd.	334

	Commercial Printing (0.5%)
12,600	Dai Nippon Printing Co. Ltd.	266
63,000	Toppan Printing Co. Ltd.	542

		808

	Construction & Engineering (2.2%)
18,358	Bouygues S.A.	933
8,954	Eiffage S.A.	973
49,000	Kajima Corp.	469
38,900	Obayashi Corp.	443
44,700	Shimizu Corp.	418
9,100	Taisei Corp.	465

		3,701

	Construction Machinery & Heavy Trucks (1.2%)
10,000	Hitachi Construction Machinery Co. Ltd.	431
5,900	Komatsu Ltd.	216
39,863	Volvo AB“B”	755
566,600	Yangzijiang Shipbuilding Holdings Ltd.	647

		2,049

	Electrical Components & Equipment (0.2%)
47,000	Fuji Electric Co. Ltd.	360

	Highways & Railtracks (0.4%)
26,463	Abertis Infraestructuras S.A.	633

	Human Resource & Employment Services (0.3%)
19,800	Recruit Holdings Co. Ltd.	481

	Industrial Conglomerates (2.1%)
88,000	CK Hutchison Holdings Ltd.	1,102
140,400	Keppel Corp. Ltd.	851
425,000	NWS Holdings Ltd.	802
314,300	Sembcorp Industries Ltd.	760

		3,515

	Industrial Machinery (1.6%)
17,931	Alfa Laval AB	433
5,900	Daifuku Co. Ltd.	390
11,500	JTEKT Corp.	179
13,300	MINEBEA MITSUMI, Inc.	307
4,200	Nabtesco Corp.	183
12,800	NSK Ltd.	193
400	SMC Corp.	169

Portfolio of Investments    |    39

Number of Shares	Security	Market Value (000)
7,500	Sumitomo Heavy Industries Ltd.	$297
9,800	THK Co. Ltd.	430

		2,581

	Marine (0.4%)
236	AP Moller - Maersk A/S“A”	371
9,300	Mitsui OSK Lines Ltd.	294

		665

	Marine Ports & Services (0.3%)
22,800	Kamigumi Co. Ltd.	502

	Railroads (0.7%)
2,500	Central Japan Railway Co.	468
7,100	Hankyu Hanshin Holdings, Inc.	266
7,200	Keisei Electric Railway Co. Ltd.	236
9,000	Tobu Railway Co. Ltd.	279

		1,249

	Trading Companies & Distributors (2.2%)
15,095	AerCap Holdings N.V.(a)	749
25,600	ITOCHU Corp.	496
60,000	Marubeni Corp.	461
13,700	Mitsubishi Corp.	387
32,000	Mitsui & Co. Ltd.	585
30,400	Sumitomo Corp.	538
11,300	Toyota Tsusho Corp.	423

		3,639

	Trucking (0.3%)
6,400	Nippon Express Co. Ltd.	432

	Total Industrials	28,159

	Information Technology (4.5%)
	Data Processing & Outsourced Services (0.5%)
6,578	Wirecard AG	792

	Electronic Components (0.9%)
6,900	Kyocera Corp.	411
9,600	Nippon Electric Glass Co. Ltd.	293
3,700	Omron Corp.	220
1,600	TDK Corp.	146
8,000	Yaskawa Electric Corp.	376

		1,446

	Electronic Equipment & Instruments (0.3%)
57,000	Hitachi Ltd.	437

	Home Entertainment Software (0.4%)
8,800	Nexon Co. Ltd.(a)	320

40    |    USAA MSCI Index ETFs

Number of Shares	Security	Market Value (000)
3,558	Ubisoft Entertainment S.A.(a)	$295

		615

	Industrial Conglomerates (0.0%)
32,000	Toshiba Corp.(a)	95

	Internet Software & Services (0.2%)
6,700	Mixi, Inc.	272

	IT Consulting & Other Services (0.5%)
3,579	Atos SE	474
51,000	Fujitsu Ltd.	308

		782

	Semiconductor Equipment (0.3%)
600	Disco Corp.	142
1,800	Tokyo Electron Ltd.	355

		497

	Semiconductors (0.5%)
3,200	Rohm Co. Ltd.	341
24,804	STMicroelectronics N.V.	569

		910

	Technology Hardware, Storage, & Peripherals (0.9%)
12,800	Brother Industries Ltd.	322
14,700	Canon, Inc.	564
12,100	FUJIFILM Holdings Corp.	508
20,400	Konica Minolta, Inc.	190

		1,584

	Total Information Technology	7,430

	Materials (8.2%)
	Aluminum (0.2%)
50,440	Norsk Hydro ASA	343

	Commodity Chemicals (0.8%)
31,100	Asahi Kasei Corp.	403
14,400	Kuraray Co. Ltd.	253
12,800	Mitsui Chemicals, Inc.	394
13,000	Tosoh Corp.	274

		1,324

	Construction Materials (0.2%)
8,000	Taiheiyo Cement Corp.	300

	Diversified Chemicals (0.7%)
12,800	Daicel Corp.	147
39,400	Mitsubishi Chemical Holdings Corp.	404
13,100	Mitsubishi Gas Chemical Co., Inc.	329

Portfolio of Investments    |    41

Number of Shares	Security	Market Value (000)
55,000	Sumitomo Chemical Co. Ltd.	$345

		1,225

	Diversified Metals & Mining (1.8%)
16,879	Anglo American plc	414
9,610	Boliden AB	342
43,377	Glencore plc	231
8,800	Mitsubishi Materials Corp.	278
6,962	Rio Tinto plc	376
237,778	South32 Ltd.	615
7,100	Sumitomo Metal Mining Co. Ltd.	335
12,594	Teck Resources Ltd.“B”	361

		2,952

	Forest Products (0.4%)
8,512	West Fraser Timber Co. Ltd.	594

	Paper Products (1.0%)
64,000	Oji Holdings Corp.	421
45,716	Stora Enso Oyj“R”	813
12,889	UPM-Kymmene Oyj	444

		1,678

	Specialty Chemicals (1.4%)
18,919	Clariant AG	474
8,094	Covestro AG(c)	921
9,300	JSR Corp.	226
4,683	Koninklijke DSM N.V.	486
1,900	Shin-Etsu Chemical Co. Ltd.	203

		2,310

	Steel (1.7%)
13,466	ArcelorMittal(a)	464
40,522	BlueScope Steel Ltd.	516
48,338	Fortescue Metals Group Ltd.	190
13,300	JFE Holdings, Inc.	310
23,700	Kobe Steel Ltd.(a)	264
14,400	Nippon Steel & Sumitomo Metal Corp.	345
13,830	voestalpine AG	803

		2,892

	Total Materials	13,618

	Real Estate (4.4%)
	Diversified Real Estate Activities (2.5%)
354,700	CapitaLand Ltd.	973
102,000	City Developments Ltd.	984
164,000	Hang Lung Properties Ltd.	392
67,000	Henderson Land Development Co. Ltd.	437
315,485	New World Development Co. Ltd.	480

42    |    USAA MSCI Index ETFs

Number of Shares	Security	Market Value (000)
222,000	Wharf Holdings Ltd.	$831

		4,097

	Real Estate Development (0.5%)
105,500	CK Asset Holdings Ltd.	913

	Real Estate Operating Companies (1.1%)
19,200	Aeon Mall Co. Ltd.	403
32,500	Hulic Co. Ltd.	364
96,000	Hysan Development Co. Ltd.	556
69,000	Wharf Real Estate Investment Co. Ltd.(a)	469

		1,792

	REITs - Diversified (0.3%)
3,022	Gecina S.A.	531

	Total Real Estate	7,333

	Telecommunication Services (5.4%)
	Integrated Telecommunication Services (3.5%)
12,700	Nippon Telegraph & Telephone Corp.	593
25,510	Orange S.A.	434
1,308	Swisscom AG	709
120,244	TDC A/S	980
773,931	Telecom Italia S.p.A.(a)	698
1,062,800	Telecom Italia S.p.A.	813
41,060	Telenor ASA	928
131,424	Telia Co. AB	624

		5,779

	Wireless Telecommunication Services (1.9%)
5,315	1&1 Drillisch AG	411
12,303	Rogers Communications, Inc.“B”	555
2,500	SoftBank Group Corp.	208
78,140	Tele2 AB“B”	929
366,330	Vodafone Group plc	1,029

		3,132

	Total Telecommunication Services	8,911

	Utilities (5.2%)
	Electric Utilities (3.6%)
19,200	Chubu Electric Power Co., Inc.	263
49,985	Electricite de France S.A.	653
165,626	Enel S.p.A.	965
18,440	Fortum Oyj	406
151,264	Iberdrola S.A.	1,121
30,800	Kansai Electric Power Co., Inc.	377
34,400	Kyushu Electric Power Co., Inc.	387
14,584	Orsted A/S(c)	910
38,800	Tohoku Electric Power Co., Inc.	510

Portfolio of Investments    |    43

Number of Shares	Security	Market Value (000)
82,100	Tokyo Electric Power Co. Holdings, Inc.(a)	$317

		5,909

	Independent Power Producers & Energy Traders (0.6%)
15,200	Electric Power Development Co. Ltd.	388
20,099	Uniper SE	611

		999

	Multi-Utilities (1.0%)
31,050	E.ON SE	317
54,426	Engie S.A.	855
25,047	RWE AG(a)	501

		1,673

	Total Utilities	8,581

	Total Common Stocks (cost: $163,178)	164,024

	PREFERRED STOCKS (1.2%)
	Consumer Discretionary (1.2%)
	Automobile Manufacturers (1.2%)
9,506	Bayerische Motoren Werke AG	866
7,147	Porsche Automobil Holding SE	602
2,334	Volkswagen AG	459

	Total Consumer Discretionary	1,927

	Total Preferred Stocks (cost: $1,922)	1,927

	Total Equity Securities (cost: $165,100)	165,951

	MONEY MARKET INSTRUMENTS (0.1%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.1%)
43,781	State Street Institutional Treasury Money Market Fund Premier Class, 1.33%(b) (cost: $44)	44

	Total Investments (cost: $165,144)	$165,995

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$164,024	$—	$—	$164,024
Preferred Stocks	1,927	—	—	1,927
Money Market Instruments:
Government & U.S. Treasury Money Market Funds	44	—	—	44

Total	$165,995	$—	$—	$165,995

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

44    |    USAA MSCI Index ETFs

For the period of October 24, 2017 (commencement of operations), through February 28, 2018, there were no transfers of securities between levels.The Fund’s policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments    |    45

USAA MSCI EMERGING MARKETS VALUE

MOMENTUM BLEND INDEX ETF

February 28, 2018 (unaudited)

Number of Shares	Security	Market Value (000)
	EQUITY SECURITIES (99.2%)
	COMMON STOCKS (97.5%)
	Consumer Discretionary (9.2%)
	Apparel, Accessories & Luxury Goods (0.2%)
24,000	Shenzhou International Group Holdings Ltd.	$238

	Auto Parts & Equipment (0.7%)
3,388	Hyundai Mobis Co. Ltd.	714
4,701	Hyundai Wia Corp.	252

		966

	Automobile Manufacturers (4.5%)
212,000	Brilliance China Automotive Holdings Ltd.	571
532,000	Dongfeng Motor Group Co. Ltd.“H”	674
25,802	Ford Otomotiv Sanayi A/S	425
160,000	Geely Automobile Holdings Ltd.	522
345,500	Great Wall Motor Co. Ltd.“H”	409
312,000	Guangzhou Automobile Group Co. Ltd.“H”	694
8,152	Hyundai Motor Co.	1,216
26,261	Kia Motors Corp.	833
31,418	Tata Motors Ltd. ADR(a)	880

		6,224

	Consumer Electronics (0.6%)
9,821	LG Electronics, Inc.	906

	Department Stores (1.5%)
8,887	Hyundai Department Store Co. Ltd.	750
2,704	Lotte Shopping Co. Ltd.	516
2,479	Shinsegae, Inc.	785

		2,051

	Distributors (0.1%)
5,762	Imperial Holdings Ltd.	122

	Education Services (0.6%)
21,716	TAL Education Group ADR	820

	Household Appliances (0.3%)
106,000	Haier Electronics Group Co. Ltd.(a)	364

	Specialty Stores (0.2%)
12,148	FF Group(a)	259

46    |    USAA MSCI Index ETFs

Number of Shares	Security	Market Value (000)
	Tires & Rubber (0.5%)
14,224	Hankook Tire Co. Ltd.	$775

	Total Consumer Discretionary	12,725

	Consumer Staples (7.4%)
	Brewers (1.1%)
73,664	Cia Cervecerias Unidas S.A.	1,036
98,000	Tsingtao Brewery Co. Ltd.“H”	538

		1,574

	Food Retail (0.3%)
22,838	BIM Birlesik Magazalar A/S	451

	Hypermarkets & Super Centers (1.7%)
179,831	Cencosud S.A.	550
20,000	Cia Brasileira de Distribuicao Preference Shares	422
3,730	E-MART, Inc.	1,047
264,500	Sun Art Retail Group Ltd.	352

		2,371

	Packaged Foods & Meats (3.5%)
618,100	Charoen Pokphand Foods PCL NVDR	451
261,000	China Mengniu Dairy Co. Ltd.(a)	862
2,274	CJ CheilJedang Corp.	710
803,700	Indofood Sukses Makmur Tbk PT	443
206,500	JBS S.A.	630
32,000	M Dias Branco S.A.	589
23,100	Nestle Malaysia Bhd	756
212,000	Tingyi Cayman Islands Holding Corp.	445

		4,886

	Personal Products (0.3%)
34,500	Hengan International Group Co. Ltd.	337

	Tobacco (0.5%)
7,401	KT&G Corp.	682

	Total Consumer Staples	10,301

	Energy (5.7%)
	Coal & Consumable Fuels (0.5%)
432,000	Yanzhou Coal Mining Co. Ltd.“H”	647

	Integrated Oil & Gas (3.1%)
243,806	Ecopetrol S.A.	213
255,488	Gazprom PJSC ADR	1,279
108,193	MOL Hungarian Oil & Gas plc	1,183
84,183	Surgutneftegas ADR	421
222,872	Surgutneftegas OJSC ADR	1,181

		4,277

Portfolio of Investments    |    47

Number of Shares	Security	Market Value (000)
	Oil & Gas Refining & Marketing (2.1%)
137,800	Energy Absolute PCL NVDR	$295
51,430	Grupa Lotos S.A.	843
15,314	GS Holdings Corp.	935
16,760	Polski Koncern Naftowy ORLEN S.A.	472
12,748	Tupras Turkiye Petrol Rafinerileri A/S	392

		2,937

	Total Energy	7,861

	Financials (26.3%)
	Asset Management & Custody Banks (1.0%)
1,638,000	China Cinda Asset Management Co. Ltd.“H”	615
1,593,000	China Huarong Asset Management Co. Ltd.“H”(c)	723
177,800	Dubai Investments PJSC	107

		1,445

	Diversified Banks (17.7%)
1,907,000	Agricultural Bank of China Ltd.“H”	1,060
124,825	Alpha Bank AE(a)	299
4,351,312	Banco de Chile	742
31,800	Banco do Brasil S.A.	409
1,694,000	Bank of China Ltd.“H”	924
1,002,000	Bank of Communications Co. Ltd.“H”	804
1,267,000	China CITIC Bank Corp. Ltd.“H”	925
958,000	China Construction Bank Corp.“H”	998
1,639,000	China Everbright Bank Co. Ltd.“H”	844
186,500	China Merchants Bank Co. Ltd.“H”	788
368,500	China Minsheng Banking Corp. Ltd.“H”	385
480,900	CIMB Group Holdings Bhd	883
337,021	Eurobank Ergasias S.A.(a)	341
2,327,000	First Financial Holding Co. Ltd.	1,594
19,521	Hana Financial Group, Inc.	886
144,100	Hong Leong Bank Bhd	736
1,169,000	Industrial & Commercial Bank of China Ltd.“H”	1,010
61,524	Industrial Bank of Korea	977
19,045	KB Financial Group, Inc.	1,126
737,359	National Bank of Greece S.A.(a)	274
11,684	OTP Bank plc	522
78,521	Piraeus Bank S.A.(a)	348
42,129	Powszechna Kasa Oszczednosci Bank Polski S.A.(a)	529
36,747	Sberbank of Russia PJSC ADR	751
22,250	Shinhan Financial Group Co. Ltd.	974
1,266,000	Taishin Financial Holding Co. Ltd.	616
1,483,000	Taiwan Cooperative Financial Holding Co. Ltd.	864
124,573	Turkiye Garanti Bankasi A/S	384
191,590	Turkiye Halk Bankasi A/S	485
392,348	Turkiye Is Bankasi A/S	783
385,773	Turkiye Vakiflar Bankasi TAO	745

48    |    USAA MSCI Index ETFs

Number of Shares	Security	Market Value (000)
55,995	Woori Bank	$858
593,279	Yapi ve Kredi Bankasi A/S(a)	742

		24,606

	Diversified Capital Markets (0.4%)
104,000	China Everbright Ltd.	229
36,001	Mirae Asset Daewoo Co. Ltd.	308

		537

	Investment Banking & Brokerage (1.6%)
12,166	Korea Investment Holdings Co. Ltd.(a)	882
26,805	NH Investment & Securities Co. Ltd.(a)	354
2,064,000	Yuanta Financial Holding Co. Ltd.	929

		2,165

	Life & Health Insurance (1.9%)
148,365	Hanwha Life Insurance Co. Ltd.	919
39,000	Ping An Insurance (Group) Co. of China Ltd.“H”	416
2,964,000	Shin Kong Financial Holding Co. Ltd.	1,224

		2,559

	Multi-Line Insurance (0.4%)
42,023	Powszechny Zaklad Ubezpieczen S.A.	524

	Property & Casualty Insurance (0.5%)
19,575	Hyundai Marine & Fire Insurance Co. Ltd.	747

	Regional Banks (2.0%)
1,007,300	Bank Tabungan Negara Persero Tbk PT	274
78,671	BNK Financial Group, Inc.	814
905,000	Chongqing Rural Commercial Bank Co. Ltd.“H”	736
87,286	DGB Financial Group, Inc.	999

		2,823

	Specialized Finance (0.8%)
321,000	Chailease Holding Co. Ltd.	1,080

	Total Financials	36,486

	Health Care (4.8%)
	Biotechnology (0.2%)
134,500	3SBio, Inc.(a),(c)	256

	Health Care Distributors (0.7%)
227,200	Shanghai Pharmaceuticals Holding Co. Ltd.“H”	573
85,200	Sinopharm Group Co. Ltd.“H”	376

		949

	Health Care Supplies (0.4%)
852,000	Shandong Weigao Group Medical Polymer Co. Ltd. “H”	582

Portfolio of Investments    |    49

Number of Shares	Security	Market Value (000)
	Managed Health Care (0.4%)
58,400	Qualicorp S.A.	$517

	Pharmaceuticals (3.1%)
442,000	CSPC Pharmaceutical Group Ltd.	1,021
47,700	Hypermarcas S.A.	507
49,268	Richter Gedeon Nyrt	1,087
133,000	Shanghai Fosun Pharmaceutical Group Co. Ltd.“H”	774
746,000	Sihuan Pharmaceutical Holdings Group Ltd.	273
3,376	Yuhan Corp.	648

		4,310

	Total Health Care	6,614

	Industrials (14.0%)
	Aerospace & Defense (0.6%)
100,309	Aselsan Elektronik Sanayi Ve Ticaret A/S	821

	Airlines (3.0%)
482,000	Air China Ltd.“H”	736
624,800	AirAsia Bhd	699
524,000	China Airlines Ltd.(a)	206
488,000	China Southern Airlines Co. Ltd.“H”	655
20,200	Korean Air Lines Co. Ltd.	609
242,589	Turk Hava Yollari AO(a)	1,215

		4,120

	Airport Services (1.4%)
203,761	Airports of Thailand PCL	457
66,430	Airports of Thailand PCL	150
348,000	Beijing Capital International Airport Co. Ltd.“H”	514
131,642	TAV Havalimanlari Holding A/S	802

		1,923

	Construction & Engineering (2.4%)
373,000	China Communications Construction Co. Ltd.“H”	418
172,500	China Railway Construction Corp. Ltd.“H”	185
373,000	China Railway Group Ltd.“H”	271
8,983	Daelim Industrial Co. Ltd.	616
98,229	Daewoo Engineering & Construction Co. Ltd.(a)	473
21,055	GS Engineering & Construction Corp.	568
6,817	Hyundai Development Co-Engineering & Construction	238
15,815	Hyundai Engineering & Construction Co. Ltd.(a)	562

		3,331

	Construction Machinery & Heavy Trucks (0.5%)
3,434	Hyundai Heavy Industries Co. Ltd.(a)	415
319,000	Weichai Power Co. Ltd.“H”	360

		775

50    |    USAA MSCI Index ETFs

Number of Shares	Security	Market Value (000)
	Industrial Conglomerates (4.2%)
79,000	Beijing Enterprises Holdings Ltd.	$440
0	BGF retail Co. Ltd.(d)	—
533,000	CITIC Ltd.	775
342,500	Fosun International Ltd.	755
15,601	Hanwha Corp.	636
12,755	LG Corp.	1,015
266,000	Shanghai Industrial Holdings Ltd.	746
565,500	Sime Darby Bhd	399
2,651	SK Holdings Co. Ltd.	697
286,813	Turkiye Sise ve Cam Fabrikalari A/S	360

		5,823

	Industrial Machinery (0.6%)
45,500	China Conch Venture Holdings Ltd.	137
33,000	Hiwin Technologies Corp.	424
790	Hyundai Robotics Co. Ltd.(a)	323

		884

	Marine (0.2%)
551,000	Evergreen Marine Corp. Taiwan Ltd.(a)	291

	Marine Ports & Services (0.7%)
424,000	COSCO SHIPPING Ports Ltd.	412
22,750	DP World Ltd.	556

		968

	Trading Companies & Distributors (0.4%)
14,807	Posco Daewoo Corp.	276
51,498	SK Networks Co. Ltd.	285

		561

	Total Industrials	19,497

	Information Technology (7.5%)
	Communications Equipment (0.1%)
38,500	BYD Electronic International Co. Ltd.	95

	Electronic Components (3.4%)
1,377,000	AU Optronics Corp.	618
91,000	General Interface Solution Holding Ltd.	556
1,323,000	Innolux Corp.	589
84,000	Kingboard Chemical Holdings Ltd.	427
23,961	LG Display Co. Ltd.	660
2,993	LG Innotek Co. Ltd.	365
3,801	Samsung Electro-Mechanics Co. Ltd.	325
1,752	Samsung SDI Co. Ltd.	277
17,500	Sunny Optical Technology Group Co. Ltd.	292
55,000	Yageo Corp.	623

		4,732

Portfolio of Investments    |    51

Number of Shares	Security	Market Value (000)
	Electronic Manufacturing Services (0.6%)
269,000	Hon Hai Precision Industry Co. Ltd.	$812

	Internet Software & Services (0.2%)
2,100	Tencent Holdings Ltd.	116
1,200	YY, Inc. ADR(a)	155

		271

	Semiconductor Equipment (0.8%)
1,194,000	GCL-Poly Energy Holdings Ltd.(a)	189
59,000	Globalwafers Co. Ltd.	861

		1,050

	Semiconductors (1.3%)
218,000	Macronix International(a)	324
68,000	Nanya Technology Corp.	188
10,935	SK Hynix, Inc.	776
798,000	United Microelectronics Corp.	387
253,000	Winbond Electronics Corp.	172

		1,847

	Technology Hardware, Storage, & Peripherals (1.1%)
48,000	HTC Corp.(a)	101
684	Samsung Electronics Co. Ltd.	1,486

		1,587

	Total Information Technology	10,394

	Materials (8.9%)
	Aluminum (0.1%)
97,300	Press Metal Aluminium Holdings Bhd	144

	Commodity Chemicals (2.3%)
18,938	Hanwha Chemical Corp.	581
4,434	Hyosung Corp.	512
1,746	Lotte Chemical Corp.	740
482,994	Petkim Petrokimya Holding A/S	1,024
106,600	PTT Global Chemical PCL NVDR	337

		3,194

	Construction Materials (0.6%)
30,000	Anhui Conch Cement Co. Ltd.“H”	161
630,000	China National Building Material Co. Ltd.“H”	625

		786

	Copper (0.3%)
14,324	KGHM Polska Miedz S.A.	439

	Diversified Chemicals (0.1%)
1,120	OCI Co. Ltd.	170

52    |    USAA MSCI Index ETFs

Number of Shares	Security	Market Value (000)
	Diversified Metals & Mining (1.1%)
255,000	China Molybdenum Co. Ltd.“H”	$209
66,112	Vedanta Ltd. ADR	1,334

		1,543

	Paper Products (1.1%)
60,424	Empresas CMPC S.A.	234
22,274	Fibria Celulose S.A.	423
220,000	Lee & Man Paper Manufacturing Ltd.	251
321,000	Nine Dragons Paper Holdings Ltd.	579

		1,487

	Steel (3.3%)
255,541	Eregli Demir ve Celik Fabrikalari TAS	762
14,277	Hyundai Steel Co.	707
14,483	Jastrzebska Spolka Weglowa S.A.(a)	390
2,228	POSCO	744
141,646	Tata Steel Ltd. GDR	1,452
40,200	Vale S.A.	557

		4,612

	Total Materials	12,375

	Real Estate (4.2%)
	Real Estate Development (3.7%)
284,000	Agile Group Holdings Ltd.	490
46,000	China Evergrande Group(a)	136
212,000	China Overseas Land & Investment Ltd.	745
106,000	China Resources Land Ltd.	379
121,300	China Vanke Co. Ltd.“H”	545
206,000	CIFI Holdings Group Co. Ltd.	162
401,000	Country Garden Holdings Co. Ltd.	722
290,500	Longfor Properties Co. Ltd.	839
1,109,500	Sino-Ocean Group Holding Ltd.	791
103,000	Sunac China Holdings Ltd.	378

		5,187

	Real Estate Operating Companies (0.5%)
931,300	SM Prime Holdings, Inc.	631

	Total Real Estate	5,818

	Telecommunication Services (5.7%)
	Integrated Telecommunication Services (3.2%)
1,276,000	China Communications Services Corp. Ltd.“H”	760
1,492,000	China Telecom Corp. Ltd.“H”	658
530,000	China Unicom Hong Kong Ltd.(a)	687
19,274	Hellenic Telecommunications Organization S.A.	275
42,745	KT Corp.	1,101
15,725	Ooredoo QPSC	375

Portfolio of Investments    |    53

Number of Shares	Security	Market Value (000)
391,517	Orange Polska S.A.(a)	$651

		4,507

	Wireless Telecommunication Services (2.5%)
496,700	America Movil SAB de CV	456
239,700	Axiata Group Bhd	331
9,300	Mobile TeleSystems PJSC ADR	111
4,078	SK Telecom Co. Ltd.	904
200,900	TIM Participacoes S.A.	872
185,574	Turkcell Iletisim Hizmetleri A/S	748

		3,422

	Total Telecommunication Services	7,929

	Utilities (3.8%)
	Electric Utilities (2.4%)
61,100	Centrais Eletricas Brasileiras S.A.(a)	466
6,720	CEZA/S	163
2,275	Cia Energetica de Minas Gerais ADR(a)	6
22,246	Korea Electric Power Corp.(a)	680
234,674	PGE Polska Grupa Energetyczna S.A.(a)	694
518,248	RusHydro PJSC ADR	700
811,766	Tauron Polska Energia S.A.(a)	604

		3,313

	Gas Utilities (1.1%)
221,200	China Gas Holdings Ltd.	690
19,739	Korea Gas Corp.(a)	836

		1,526

	Independent Power Producers & Energy Traders (0.3%)
212,000	China Resources Power Holdings Co. Ltd.	369

	Total Utilities	5,208

	Total Common Stocks (cost: $134,367)	135,208

	PREFERRED STOCKS (1.7%)
	Consumer Discretionary (0.7%)
	Automobile Manufacturers (0.7%)
4,216	Hyundai Motor Co.	380
7,561	Hyundai Motor Co.	627

	Total Consumer Discretionary	1,007

	Consumer Staples (0.2%)
	Personal Products (0.2%)
481	LG Household & Health Care Ltd.	273

	Information Technology (0.2%)
	Technology Hardware, Storage, & Peripherals (0.2%)
155	Samsung Electronics Co. Ltd.	286

54    |    USAA MSCI Index ETFs

Number of Shares	Security	Market Value (000)
	Materials (0.3%)
	Commodity Chemicals (0.3%)
2,007	LG Chem Ltd.	$397

	Utilities (0.3%)
	Electric Utilities (0.3%)
174,800	Cia Energetica de Minas Gerais	442

	Total Preferred Stocks (cost: $2,456)	2,405

	RIGHTS (0.0%)
	Industrials (0.0%)
	Construction Machinery & Heavy Trucks (0.0%)
457	Hyundai Heavy Industries Co. Ltd. (a) (cost: $0)	11

	Total Equity Securities (cost: $136,823)	137,624

	MONEY MARKET INSTRUMENTS (0.7%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.7%)
843,545	State Street Institutional Treasury Money Market Fund Premier Class, 1.33%(b) (cost: $844)	843

	Total Investments (cost: $137,667)	$138,467

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$135,208	$—	$—	$135,208
Preferred Stocks	2,405	—	—	2,405
Rights	—	11	—	11
Money Market Instruments:
Government & U.S. Treasury Money Market Funds	843	—	—	843

Total	$138,456	$11	$—	$138,467

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of October 24, 2017 (commencement of operations), through February 28, 2018, there were no transfers of securities between levels. The Fund’s policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments    |    55

NOTES TO PORTFOLIOS OF INVESTMENTS

February 28, 2018 (unaudited)

•	GENERAL NOTES

Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 1.1% of net assets for USAA MSCI USA Value Momentum Blend Index ETF and 2.0% of net assets for USAA MSCI USA Small Cap Value Momentum Blend Index ETF.

•	CATEGORIES AND DEFINITIONS

Rights – Enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

•	PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

GDR	Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

NVDR	Non-voting depositary receipts are receipts issued

56    |    USAA MSCI Index ETFs

by Thai NVDR Company Limited.

REITs	Real estate investment trusts - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.

•	SPECIFIC NOTES

(a)	Non-income-producing security.

(b)	Rate represents the money market fund annualized seven-day yield at February 28, 2018.

(c)	Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by the USAA ETF Trust’s Board of Trustees, unless otherwise noted as illiquid.

(d)	Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by the USAA ETF Trust’s Board of Trustees.

See accompanying notes to financial statements.

Notes to Portfolio of Investments    |    57

STATEMENTS OF ASSETS AND LIABILITIES

(IN THOUSANDS)

February 28, 2018 (unaudited)

		USAA MSCI
	USAA MSCI	USA Small	USAA MSCI	USAA MSCI
	USA Value	Cap Value	International Value	Emerging Markets
	Momentum Blend	Momentum Blend	Momentum Blend	Value Momentum
	Index ETF	Index ETF	Index ETF	Blend Index ETF
ASSETS
Investments in securities, at market value (cost of $198,979, $30,092, $165,144 and $137,667, respectively)	$198,243	$29,557	$165,995	$138,467
Cash denominated in foreign currencies (cost of $0, $0, $270 and $672, respectively)	—	—	270	671
Receivables:
Capital shares sold	5,217	—	128	—
Dividends and interest	323	20	113	170
Securities sold	30,172	4,461	20,917	9,501

Total assets	233,955	34,038	187,423	148,809

LIABILITIES
Payables:
Securities purchased	35,282	4,419	21,195	9,994
Other	—	—	3	5
Accrued administration and servicing fees	14	4	20	18
Accrued management fees	14	2	26	22

Total liabilities	35,310	4,425	21,244	10,039

Net assets applicable to capital shares outstanding	$198,645	$29,613	$166,179	$138,770

NET ASSETS CONSIST OF:
Paid-in capital	$200,235	$30,447	$166,358	$138,514
Accumulated undistributed (overdistribution of) net investment income	383	17	38	(103)
Accumulated net realized loss on investments	(1,237)	(316)	(1,069)	(435)
Net unrealized appreciation/(depreciation) of investments	(736)	(535)	851	800
Net unrealized depreciation of foreign capital gains tax	—	—	—	(5)
Net unrealized appreciation/(depreciation) of foreign currency transactions	—	—	1	(1)

Net assets applicable to capital shares outstanding	$198,645	$29,613	$166,179	$138,770

Capital shares outstanding, unlimited number of shares authorized, no par value	3,850	600	3,200	2,650

Net asset value, redemption price, and offering price per share	$51.60	$49.36	$51.93	$52.37

See accompanying notes to financial statements.

58    |    USAA MSCI Index ETFs

STATEMENTS OF OPERATIONS

(IN THOUSANDS)

Period ended February 28, 2018* (unaudited)

	USAA MSCI USA Value Momentum Blend Index ETF	USAA MSCI USA Small Cap Value Momentum Blend Index ETF	USAA MSCI International Value Momentum Blend Index ETF	USAA MSCI Emerging Markets Value Momentum Blend Index ETF
INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $0, $0, $29 and $51, respectively)	$820	$107	$247	$196
Interest	1	—	1	1

Total income	821	107	248	197

EXPENSES
Management fees	60	10	79	59
Administration and servicing fees	40	9	48	39

Total expenses	100	19	127	98

Management fee waiver	(20)	(3)	(16)	(10)

Net expenses	80	16	111	88

NET INVESTMENT INCOME	741	91	137	109

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) on:
Investments	(1,237)	(316)	(1,074)	(318)
Foreign currency transactions	—	—	5	(117)
Change in net unrealized appreciation/(depreciation) of
Investments	(736)	(535)	851	800
Foreign capital gains tax	—	—	—	(5)
Foreign currency translations	—	—	1	(1)

Net realized and unrealized gain (loss)	(1,973)	(851)	(217)	359

Increase (Decrease) in net assets resulting from operations	$(1,232)	$(760)	$(80)	$468

*	Funds commenced operations on October 24, 2017.

See accompanying notes to financial statements.

Financial Statements    |    59

STATEMENTS OF CHANGES IN NET ASSETS

(IN THOUSANDS)

Period ended February 28, 2018* (unaudited)

	USAA MSCI USA Value Momentum Blend Index ETF	USAA MSCI USA Small Cap Value Momentum Blend Index ETF	USAA MSCI International Value Momentum Blend Index ETF	USAA MSCI Emerging Markets Value Momentum Blend Index ETF
FROM OPERATIONS
Net investment income	$741	$91	$137	$109
Net realized loss on investments	(1,237)	(316)	(1,074)	(318)
Net realized gain (loss) on foreign currency transactions	—	—	5	(117)
Change in net unrealized appreciation/(depreciation) of:
Investments	(736)	(535)	851	800
Foreign capital gains tax	—	—	—	(5)
Foreign currency translations	—	—	1	(1)

Increase (decrease) in net assets resulting from operations	(1,232)	(760)	(80)	468

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(358)	(74)	(99)	(212)

Distributions to shareholders	(358)	(74)	(99)	(212)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	200,235	30,447	166,358	138,257
Cost of shares redeemed	(100)	—	—	—
Other capital(Note 6)	—	—	—	257

Increase in net assets from capital share transactions	200,135	30,447	166,358	138,514

Net increase in net assets	198,545	29,613	166,179	138,770
NET ASSETS
Beginning of period	100	—	—	—

End of period	$198,645	$29,613	$166,179	$138,770

Accumulated undistributed (overdistribution of) net investment income:
End of period	$383	$17	$38	$(103)

CHANGE IN SHARES OUTSTANDING
Shares sold	3,850	600	3,200	2,650
Shares redeemed	(2)	—	—	—

Increase in shares outstanding	3,848	600	3,200	2,650

*	Funds commenced operations on October 24, 2017.

See accompanying notes to financial statements.

60    |    USAA MSCI Index ETFs

NOTES TO FINANCIAL STATEMENTS

February 28, 2018 (unaudited)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA ETF TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of six separate exchange-traded funds. The information presented in this report pertains only to USAA MSCI USA Value Momentum Blend Index ETF, USAA MSCI USA Small Cap Value Momentum Blend Index ETF, USAA MSCI International Value Momentum Blend and USAA MSCI Emerging Markets Value Momentum Blend Index ETF (each, a Fund and collectively, the Funds), which are classified as diversified under the 1940 Act and are authorized to issue an unlimited number of shares. The Funds qualify as registered investment companies under Accounting Standards Codification Topic 946. The Funds have no fixed termination date and will continue unless the Funds are otherwise terminated under the terms of the Trust Agreement or unless and until required by law. USAA Asset Management Company (the Manager), an affiliate of the Funds, serves as the Funds’ investment adviser. The Funds commenced operations on October 24, 2017.

Investment Objectives

USAA MSCI USA Value Momentum Blend Index ETF seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the MSCI USA Select Value Momentum Blend Index.

USAA MSCI USA Small Cap Value Momentum Blend Index ETF seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the MSCI USA Small Cap Select Value Momentum Blend Index.

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USAA MSCI International Value Momentum Blend seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the MSCI World ex USA Select Value Momentum Blend Index.

USAA MSCI Emerging Markets Value Momentum Blend Index ETF seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the MSCI Emerging Markets Select Value Momentum Blend Index.

A.	Security valuation – The Trust’s Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Funds and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager, an affiliate of the Funds. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.	Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic

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securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time each Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.	Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of each Fund’s net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Funds are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day each Fund’s NAV is calculated will not need to be reflected in the value of the Funds’ foreign securities. However, the Manager and the Funds’ subadviser(s) will monitor for events that would materially affect the value of the Fund’s foreign securities. The Funds’ subadviser(s) has agreed to notify the Manager of significant events they identify that would materially affect the value of the Funds’ foreign securities. If the Manager determines that a particular event would materially affect the value of the Funds’ foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. Such securities are categorized in Level 2 of the fair value hierarchy.

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3.	Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.	Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.	Repurchase agreements are valued at cost.

6.	In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause each Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. Level 2 securities include debt securities that are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.

B.	Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at

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the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.	Federal taxes – Each Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

For the period ended February 28, 2018, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor each Fund’s tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on each Fund’s tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

D.	Foreign taxation – Foreign income and capital gains on some foreign securities may be subject to foreign taxes, which are reflected as a reduction to such income and realized gains.

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Each Fund records a liability based on unrealized gains to provide for potential foreign taxes payable upon the sale of these securities. Foreign taxes have been provided for in accordance with the Funds’ understanding of the applicable countries’ prevailing tax rules and rates.

E.	Investments in securities – Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Premiums and discounts on short-term securities are amortized on a straight-line basis over the life of the respective securities.

F.	Foreign currency translations – Each Fund’s assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund’s accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on securities

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transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts received. At the end of each Fund’s fiscal year, net realized foreign currency gains/losses are reclassified from accumulated net realized gains/losses to accumulated undistributed net investment income on the Statements of Assets and Liabilities, as such amounts are treated as ordinary income/loss for federal income tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G.	Indemnifications – Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H.	Use of estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Funds participate, along with other funds of the Trust and USAA Mutual Funds Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the

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Trusts), the Funds may borrow from CAPCO an amount up to 5% of each Fund’s total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 13.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 14.0 basis points.

The Funds had no borrowings under this agreement during the period ended February 28, 2018.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined as of the Funds’ tax year-end of August 31, 2018, in accordance with applicable federal tax law.

Distributions of net investment income are quarterly for USAA MSCI USA Value Momentum Blend Index ETF and USAA MSCI USA Small Cap Value Momentum Blend Index ETF; semi-annually for USAA MSCI International Value Momentum Blend Index ETF and USAA MSCI Emerging Markets Value Momentum Blend Index ETF. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal income tax.

At February 28, 2018, no Fund had any capital loss carryforwards, for federal income tax purposes.

Tax Basis of Investments – For each Fund, the aggregate cost of investments for federal income tax purposes at February 28, 2018, was substantially the same as for book purposes. The net unrealized appreciation/(depreciation) on investments, which

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consists of gross unrealized appreciation and depreciation, is disclosed below:

			Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation /
Fund	Appreciation	Depreciation	(Depreciation)
USAA MSCI USAValue Momentum Blend Index ETF	$5,231,000	$(5,967,000)	$(736,000)
USAA MSCI USA Small Cap Value Momentum Blend Index ETF	935,000	(1,470,000)	(535,000)
USAA MSCI International Value Momentum Blend Index ETF	4,273,000	(3,422,000)	851,000
USAA MSCI Emerging Markets Value Momentum Blend Index ETF	4,351,000	(3,551,000)	800,000

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the period ended February 28, 2018, were as shown below:

		Proceeds
	Cost of	from sales/
	purchases	maturities
USAA MSCI USA Value Momentum Blend Index ETF	$241,294,000	$41,390,000
USAA MSCI USA Small Cap Value Momentum Blend Index ETF	32,203,000	6,872,000
USAA MSCI International Value Momentum Blend Index ETF	192,063,000	25,916,000
USAA MSCI Emerging Markets Value Momentum Blend Index ETF	148,251,000	11,110,000

(5) SECURITIES LENDING

Each Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S.

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government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Funds’ securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or 5 business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Each Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in each Fund’s Portfolio of Investments and Financial Statements while non-cash collateral is not included.

For the period ended February 28, 2018, the Funds had no securities on loan.

(6) SHAREHOLDER TRANSACTIONS

The Funds offer Creation Units. Each Fund will issue and redeem shares at NAV only to certain authorized participants and only in a large block of 50,000 shares or multiples thereof. Each block of 50,000 shares is a Creation Unit. Except when aggregated in Creation Units, the shares are not redeemable securities of each Fund. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or Custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in

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“Other Capital” on the Statements of Changes in Net Assets.

(7) TRANSACTIONS WITH MANAGER

A.	Management fees – The Manager provides investment management services to the Funds pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Funds. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of all or a portion of the Funds’ assets.

The Manager monitors each subadviser’s performance through quantitative and qualitative analysis and periodically reports to the Board as to whether each subadviser’s agreement should be renewed, terminated, or modified. The Manager is also responsible for determining the asset allocation for the subadviser(s). The allocation for each subadviser could range from 0% to 100% of the Funds’ assets, and the Manager could change the allocations without shareholder approval.

The investment management fee for the Funds are comprised of a base fee. The Funds’ base fees are accrued daily and paid monthly at an annualized rate of each Fund’s average net assets. The Manager has contractually agreed to waive a portion of its management fees in an amount equal to 0.05% of the average net assets of each Fund through October 15, 2018, and the waiver cannot be terminated or reduced without approval of the Funds’ Board during that term. For the period ended February 28, 2018, the Funds incurred total management fees, paid or payable to the Manager and the Manager waived

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management fees are as shown below:

			Waived
		Management	Management
	Annual Rate	Fees	Fees
USAA MSCI USA Value Momentum Blend Index ETF	0.15%	$60,000	$(20,000)
USAA MSCI USA Small Cap Value Momentum Blend Index ETF	0.15	10,000	(3,000)
USAA MSCI International Value Momentum Blend Index ETF	0.25	79,000	(16,000)
USAA MSCI Emerging Markets Value Momentum Blend Index ETF	0.30	59,000	(10,000)

B.	Subadvisory arrangement(s) – The Manager entered into Investment Subadvisory Agreements with SSGA Funds Management, Inc. (“SSGA FM”), under which SSGA FM directs the investment and reinvestment of a portion of the Funds’ assets (as allocated from time to time by the Manager). SSGA FM is a subsidiary of State Street Corporation. State Street Bank and Trust Company is the Fund’s custodian, transfer agent and also provides certain sub-administration services.

The Manager (not the Funds) pays SSGA FM a subadvisory fee on the portion of the Funds’ average net assets that SSGA FM manages at an annual amounts as shown below:

Rate
USAA MSCI USA Value Momentum Blend Index ETF	0.02%
USAA MSCI USA Small Cap Value Momentum Blend Index ETF	0.02%
USAA MSCI International Value Momentum Blend Index ETF	0.04% on the first
$400,000,000 0.03% thereafter
USAA MSCI Emerging Markets Value Momentum Blend Index ETF	0.06% on the first $250,000,000 0.04% thereafter

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For the period ended February 28, 2018, the Manager incurred subadvisory fees with respect to the Funds, paid or payable to SSGA FM as shown below:

Subadvisory Fees
USAA MSCI USA Value Momentum Blend Index ETF	$8,000
USAA MSCI USA Small Cap Value Momentum Blend Index ETF	1,000
USAA MSCI International Value Momentum Blend Index ETF	13,000
USAA MSCI Emerging Markets Value Momentum Blend Index ETF	12,000

C.	Administration and Operating Services fees – The Manager provides certain administration and operating service functions for the Funds. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of the Funds’ average net assets. For the period ended February 28, 2018, the Funds incurred administration and operating service fees, paid or payable to the Manager as shown below:

		Administration and
		operating services
	Annual Rate	fees
USAA MSCI USA Value Momentum Blend Index ETF	0.10%	$40,000
USAA MSCI USA Small Cap Value Momentum Blend Index ETF	0.15	9,000
USAA MSCI International Value Momentum Blend Index ETF	0.15	48,000
USAA MSCI Emerging Markets Value Momentum Blend Index ETF	0.20	39,000

The Manager will pay all operating expenses of the Funds through October 15, 2018, excluding distribution and/or service fees, taxes, brokerage commissions and transaction costs, acquired fund fees and expenses, and extraordinary expenses.

D.	Underwriting services – USAA Investment Management Company (IMCO) provides exclusive underwriting and distribution for each Fund’s shares on a continuing best-efforts basis and receives no fee or other compensation for these services.

(8) TRANSACTIONS WITH AFFILIATES

The Funds are available for investment by other USAA Funds in which the affiliated USAA Funds invest. The USAA Funds do not

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invest in the underlying funds for the purpose of exercising management or control. As of February 28, 2018, the USAA Funds owned the following percentages of the total outstanding shares of each Fund:

Affiliated USAA Fund	Ownership %
USAA MSCI USA Value Momentum Blend Index ETF
Cornerstone Conservative	1.3
Cornerstone Equity	11.4
Target Retirement 2020	5.1
Target Retirement 2030	15
Target Retirement 2040	20.6
Target Retirement 2050	12.5
Target Retirement 2060	1.2
Target Retirement Income	1.9
USAA MSCI USA Small Cap Value Momentum Blend Index ETF
Cornerstone Conservative	0.2
Cornerstone Equity	11.0
Target Retirement 2020	1.8
Target Retirement 2030	5.1
Target Retirement 2040	7.0
Target Retirement 2050	4.3
Target Retirement 2060	0.4
Target Retirement Income	0.6
USAA MSCI International Value Momentum Blend Index ETF
Cornerstone Conservative	1.6
Cornerstone Equity	15.3
Global Managed Volatility	1.7
Target Retirement 2020	4.7
Target Retirement 2030	13.5
Target Retirement 2040	18.2
Target Retirement 2050	11.0
Target Retirement 2060	1.4
Target Retirement Income	1.7
USAA MSCI Emerging Markets Value Momentum Blend Index ETF
Cornerstone Conservative	0.1
Cornerstone Equity	4.5
Cornerstone Moderate	1.5
Cornerstone Moderately Aggressive	2.1

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Affiliated USAA Fund	Ownership %
Cornerstone Moderately Conservative	0.2
Cornerstone Aggressive	0.2
Global Managed Volatility	1.6
Target Retirement 2020	3.1
Target Retirement 2030	11.3
Target Retirement 2040	18.1
Target Retirement 2050	11.3
Target Retirement 2060	1.3
Target Retirement Income	1.0

The Manager is indirectly wholly owned by United Services Automobile Association (USAA), a large, diversified financial services institution. At February 28, 2018, investments by USAA and its affiliates were as below:

USAA ETF	Ownership %
USAA MSCI USA Value Momentum Blend Index ETF	21.0
USAA MSCI USA Small Cap Value Momentum Blend Index ETF	43.0	*
USAA MSCI International Value Momentum Blend Index ETF	26.3	*
USAA MSCI Emerging Markets Value Momentum Blend Index ETF	31.2	*

*	As of February 28, 2018, USAA and its affiliates owned more than 25% of each Fund. USAA is considered a “control person” of a Fund for purposes of the 1940 Act. Investment activities of these shareholders could have a significant impact on each Fund. A control person could potentially control the outcome of any proposal submitted to the shareholders for approval, including changes to each Fund’s fundamental policies or terms of the investment advisory agreement with the investment advisor.

Certain trustees and officers of the Funds are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Funds’ officers received any compensation from the Funds.

(9) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives

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in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No. 33-10442, Investment Company Reporting Modernization (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Funds, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Funds. The compliance date for the liquidity disclosure required in form N-CEN for larger entities such as the Funds remains December 1, 2018. The Funds are expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

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(10) FINANCIAL HIGHLIGHTS - USAA MSCI USA VALUE MOMENTUM BLEND INDEX ETF

Per share operating performance for a share outstanding throughout the period is as follows:

Period Ended
February 28,
2018*
Net asset value at beginning of period	$50.19

Income from investment operations
Net investment income(a)	0.33
Net realized and unrealized gain(a)	1.28

Total from investment operations(a)	1.61

Less distributions from
Net investment income	(0.20)

Net asset value at end of period	$51.60

Total return (%)**	3.19
Net assets at end of period (000)	$198,645
Ratios to average net assets***
Expenses (%)(b)	0.20
Expenses, excluding waiver (%)(b)	0.25
Net investment income (%)(b)	1.81
Portfolio turnover (%)	34

*	Fund commenced operations on October 24, 2017.
**	Includes adjustments in accordance with U.S. generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
***	For the period ended February 28, 2018, average net assets were $117,404,000.
(a)	Calculated using average shares. For the period ended February 28, 2018, average shares were 2,241,764.
(b)	Annualized. The ratio is not necessarily indicative of 12 months of operations.

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(10) FINANCIAL HIGHLIGHTS - USAA MSCI USA SMALL CAP VALUE MOMENTUM BLEND INDEX ETF

Per share operating performance for a share outstanding throughout the period is as follows:

Period Ended
February 28,
2018*
Net asset value at beginning of period	$50.13

Loss from investment operations
Net investment income(a)	0.24
Net realized and unrealized loss(a)	(0.82)

Total from investment operations(a)	(0.58)

Less distributions from
Net investment income	(0.19)

Net asset value at end of period	$49.36

Total return (%)**	(1.18)
Net assets at end of period (000)	$29,613
Ratios to average net assets***
Expenses (%)(b)	0.25
Expenses, excluding waiver (%)(b)	0.30
Net investment income (%)(b)	1.36
Portfolio turnover (%)	34

*	Fund commenced operations on October 24, 2017.
**	Includes adjustments in accordance with U.S. generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
***	For the period ended February 28, 2018, average net assets were $19,148,000.
(a)	Calculated using average shares. For the period ended February 28, 2018, average shares were 377,165.
(b)	Annualized. The ratio is not necessarily indicative of 12 months of operations.

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(10) FINANCIAL HIGHLIGHTS - USAA MSCI

INTERNATIONAL VALUE MOMENTUM BLEND INDEX ETF

Per share operating performance for a share outstanding throughout the period is as follows:

Period Ended
February 28,
2018*
Net asset value at beginning of period	$50.08

Income from investment operations
Net investment income(a)	0.08
Net realized and unrealized gain(a)	1.85

Total from investment operations(a)	1.93

Less distributions from
Net investment income	(0.08)

Net asset value at end of period	$51.93

Total return (%)**	3.86
Net assets at end of period (000)	$166,179
Ratios to average net assets***
Expenses (%)(b)	0.35
Expenses, excluding waiver (%)(b)	0.40
Net investment income (%)(b)	0.43
Portfolio turnover (%)	27

*	Fund commenced operations on October 24, 2017.
**	Includes adjustments in accordance with U.S. generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
***	For the period ended February 28, 2018, average net assets were $90,886,000.
(a)	Calculated using average shares. For the period ended February 28, 2018, average shares were 1,738,189.
(b)	Annualized. The ratio is not necessarily indicative of 12 months of operations.

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(10) FINANCIAL HIGHLIGHTS - USAA MSCI EMERGING MARKETS VALUE MOMENTUM BLEND INDEX ETF

Per share operating performance for a share outstanding throughout the period is as follows:

Period Ended
February 28,
2018*
Net asset value at beginning of period	$49.95

Income from investment operations
Net investment income(a)	0.10
Net realized and unrealized gain(a)	2.59

Total from investment operations(a)	2.69

Less distributions from
Net investment income	(0.27)

Net asset value at end of period	$52.37

Total return (%)**	5.41
Net assets at end of period (000)	$138,770
Ratios to average net assets***
Expenses (%)(b)	0.45
Expenses, excluding waiver (%)(b)	0.50
Net investment income (%)(b)	0.55
Portfolio turnover (%)	17

*	Fund commenced operations on October 24, 2017.
**	Includes adjustments in accordance with U.S. generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
***	For the period ended February 28, 2018, average net assets were $56,720,000.
(a)	Calculated using average shares. For the period ended February 28, 2018, average shares were 1,084,252.
(b)	Annualized. The ratio is not necessarily indicative of 12 months of operations.

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EXPENSE EXAMPLE

February 28, 2018 (unaudited)

EXAMPLE

As a shareholder of a Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs” (in dollars), of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ended of October 24, 2017, through February 28, 2018.

ACTUAL EXPENSES

The line labeled “actual” in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “actual” line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The actual expenses of each Fund, net of reimbursements, are zero.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled “hypothetical” in the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you

Expense Example    |    81

paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled “hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these direct costs were included, your costs would have been higher. Acquired fund fees and expenses are not included in the Funds’ annualized expense ratio used to calculate the expenses paid in the table below.

82    |    USAA MSCI Index ETFs

			Expenses Paid
	Beginning	Ending	During Period*,**
	Account Value	Account Value	October 24, 2017 –
	October 24, 2017*	February 28, 2018	February 28, 2018
USAA MSCI USA Value Momentum Blend Index ETF
Actual	$1,000.00	$1,031.90	$0.71
Hypothetical (5% return before expenses)	1,000.00	1,016.70	0.70
USAA MSCI USA Small Cap Value Momentum Blend Index ETF
Actual	1,000.00	988.20	0.86
Hypothetical (5% return before expenses)	1,000.00	1,016.50	0.88
USAA MSCI International Value Momentum Blend Index ETF
Actual	1,000.00	1,038.60	1.24
Hypothetical (5% return before expenses)	1,000.00	1,016.20	1.23
USAA MSCI Emerging Markets Value Momentum Blend Index ETF
Actual	1,000.00	1,054.10	1.61
Hypothetical (5% return before expenses)	1,000.00	1,015.80	1.58

*	Funds commenced operations on October 24, 2017.
**	Expenses equal each Fund’s annualized expense ratio of 0.20% for USAA MSCI USA Value Momentum Blend Index ETF, 0.25% for USAA MSCI USA Small Cap Value Momentum Blend Index ETF, 0.35% for USAA MSCI International Value Momentum Blend Index ETF, 0.45% for USAA MSCI Emerging Markets Value Momentum Blend Index ETF, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 127 days/365 days (to reflect the current period beginning with each Fund’s inception date). Each Fund’s actual ending account value is based on its actual total return of 3.19% for the USAA MSCI USA Value Momentum Blend Index ETF, (1.18)% for the USAA MSCI USA Small Cap Value Momentum Blend Index ETF, 3.86% for the USAA MSCI International Value Momentum Blend Index ETF, and 5.41% for the USAA MSCI Emerging Markets Value Momentum Blend Index ETF for the period of October 24, 2017, through February 28, 2018.

Expense Example    |    83

ADVISORY AGREEMENT(S)

February 28, 2018 (unaudited)

At an in-person meeting of the Board of Trustees (the Board) of the USAA ETF Trust (the Trust) held on June 14, 2017, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved, for an initial two-year period, the Management Agreement (Management Agreement) between the USAA ETF Trust (Trust) and the Manager with respect to the USAA MSCI USA Value Momentum Blend Index ETF, USAA MSCI USA Small Cap Value Momentum Blend Index ETF, USAA MSCI International Value Momentum Blend Index ETF and USAA MSCI Emerging Markets Value Momentum Blend Index ETF (each, a Fund and collectively, Funds).

In advance of the meeting, the Board received and considered a variety of information relating to the Management Agreement and Subadvisory Agreement and the Manager and Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) information concerning the services that will be rendered to the Funds, as well as information regarding the Manager’s anticipated revenues and costs of providing services to the Funds and compensation expected to be paid to affiliates of the Manager and (ii) information about the Manager’s and Subadviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed Management Agreement and Subadvisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed Management Agreement and Subadvisory Agreement with respect to the Funds. The Independent Trustees also reviewed the Management Agreement and Subadvisory Agreement in private sessions with Independent Counsel at which no representatives of the Manager were present.

84    |    USAA MSCI Index ETFs

Management Agreement

The Board reviewed information from the Manager describing: (i) the nature, extent and quality of services to be provided, (ii) the investment performance of the Manager in managing funds with similar investment strategies, (iii) the anticipated costs of services to be provided and estimated profits that could be realized by the Manager, (iv) the extent to which economies of scale that could be realized as a Fund grows and whether the proposed fee levels reflect any potential economies of scale for the benefit of Fund shareholders, (v) comparisons of services rendered to and amounts paid by other registered investment companies and (vi)any benefits that could be realized by the Manager from its relationship with the Funds. After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Management Agreement. In approving the Management Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Manager under the Management Agreement, the Board reviewed information provided by the Manager relating to its operations, including operational support provided by the Manager’s parent company and affiliates. The Board also reviewed the background and experience of the persons that will be responsible for the management of the Funds, as well as current staffing levels. The Board reviewed matters relating to the Manager’s execution and/or oversight of the execution of portfolio transactions on behalf of the Funds. The Board considered the Manager’s proposed fees and the services to be provided under the Management Agreement, as well as the quality of services provided by the Manager to other registered investment companies. The Manager did not provide performance information for the Funds as neither Fund had commenced operations as of June 14, 2017. The Trustees reviewed information related to the Manager’s anticipated portfolio transactions, comparative benchmark information, as well as information on the

Advisory Agreement(s)    |    85

anticipated tracking error between the Funds and their respective underlying indexes. The Board also considered the performance of other registered investment companies for which the Manager serves as investment adviser and the tracking error for those funds. The Trustees reviewed other information about the investment capabilities of the Manager to manage each Fund.

In addition to the investment advisory services to be provided to the Funds, the Board observed that the Manager and its affiliates will provide certain administrative services, oversight of each Fund’s accounting, custodial and transfer agency services, marketing services, assistance in complying with legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust. The Trustees considered the significant amount of time, effort and resources that are expected to be provided for each Fund.

The Board also considered the Manager’s risk management processes. The Board considered the Manager’s financial condition and that it had the financial wherewithal to provide a high quality of services under the Management Agreement. In reviewing the Management Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing other funds.

The Board also reviewed and will continue to monitor the compliance and administrative services that will be provided to the Fund by the Manager, including the Manager’s oversight of the Funds’ day-to-day operations and oversight of Fund accounting. The Trustees, guided also by their prior experiences with the Manager, also focused on the quality of the Manager’s compliance and administrative staff.

Based on its review, the Board concluded that the nature, extent and quality of the services to be provided by the Manager to each Fund under the Management Agreement are expected to be appropriate and reasonable.

Fees and Expenses and Fees Charged to Comparable Funds – In connection with its consideration of the Management Agreement, the Board evaluated the Funds’ proposed advisory fees

86    |    USAA MSCI Index ETFs

and net expense ratio and comparisons to other registered investment companies deemed to be comparable to each respective Fund. The Board noted that the annual advisory fee charged to each Fund is in addition to an administration and operating services fee paid by each Fund under which the Manager will pay all other operating expenses of each Fund in exchange for an annual fee, including fees payable to the Subadviser, except that each Fund will pay its own taxes, brokerage commissions and transaction costs, acquired fund fees and expenses, and extraordinary expenses. The Board considered that the Manager also has agreed to waive five basis points of the advisory fee for each Fund for a one-year term. The Board found that the net expense ratio of the Funds, after the fee waiver, would be below their peer group’s median net expense ratio. The Board recognized that, as many of the peer group funds have different fee structures, the advisory fee information was not readily available, and there were limits to providing peer group comparisons. The Board observed that a portion of each Fund’s advisory fee will be attributable to a license fee for that Fund. Additionally, the Board noted that the proposed advisory fees of the Funds are comparable to similar funds also managed by the Manager. The Board found that the fee retained by the Manager after the payment of a subadvisory fee to the Subadviser pursuant to the Subadvisory Agreement was fair and reasonable given the ongoing services provided by the Manager including, among others, the oversight of the Subadviser. The Board concluded that the unitary and advisory fees were reasonable and appropriate in light of the services to be provided, noting the nature of the indexes, the distinguishing factors of the Funds, and the administrative, operational and management oversight costs that will be incurred by the Manager.

Profitability – The Board also received and considered estimated profitability information related to the anticipated revenues from advisory services to be provided to the Funds. This information included a review of the methodology that will be used to determine the allocation of certain costs to the Funds. In reviewing the overall estimated profitability of the management fee to the Manager, the Board also considered that the Manager and its affiliates will provide administrative and operating services to the

Advisory Agreement(s)    |    87

Funds for which they will receive compensation. The Board also discussed the sources of direct and ancillary revenue with management, including the potential incremental revenue from securities lending transactions by the Funds. The Board recognized that the Manager should earn a reasonable level of profits in exchange for the level of services it will provide to the Funds and the entrepreneurial and other risks that it will assume as Manager. The Trustees concluded that the overall and estimated profitability to the Manager was not unreasonable.

Economies of Scale – The Board reviewed the information provided by the Manager as to the extent to which economies of scale may be realized as each Fund grows and whether the proposed fee levels reflect economies of scale for the benefit of shareholders. The Board noted that any reduction in fixed costs associated with the management of each Fund would be enjoyed by the Manager, but that the fee structure of each Fund will provide a level of certainty as to the anticipated expenses for each Fund. The Board recognized the following important methods of passing along economies of scale employed by the Manager: (i) fee caps, (ii) narrow margins, (iii) reinvestment in the business, and (iv) built-in scale. The Board considered whether the proposed advisory fee rate for each Fund is reasonable in relation to the proposed services and product strategy of each Fund, and it concluded that the advisory fee structure was reasonable and appropriate.

Fallout Benefits – The Board noted that the Funds could aid in the acquisition of additional business through members that may use the Funds as a gateway to other USAA products and services including brokerage services, managed account services, and non-investment-related USAA products, such as insurance or banking products. USAA Investment Management Company, an affiliate of the Manager, receives fees for managing the managed accounts, which may include investments in the Funds. Also, the Manager currently has a program to receive research services through equity soft dollar commissions and underwriting concessions on certain fixed-income offerings. The Board concluded that any such ancillary benefits under the Management Agreement were expected to be appropriate and reasonable.

88    |    USAA MSCI Index ETFs

Conclusions – Based on the considerations described above, the Board determined that the Funds’ investment advisory fee rate under the Management Agreement is reasonable in relation to those of similar funds and to the services to be provided by the Manager and concluded that it is in the best interest of the Funds and their shareholders to approve the Management Agreement.

Subadvisory Agreement

In approving each Fund’s Subadvisory Agreement, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund by the Subadviser, including the personnel providing services; (ii) the Subadviser’s compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons, to the extent applicable, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. A summary of the Board’s analysis of these factors is set forth below. After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors.

Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services Provided; Investment Personnel – The Trustees considered information provided to them regarding the services provided by the Subadviser. The Board considered the Subadviser’s level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser’s level of staffing. The Trustees considered, based on the materials provided to them by the Subadviser, whether the method of compensating portfolio managers is reasonable and includes mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the Subadviser’s brokerage practices. The Board also considered the Subadviser’s regulatory and compliance history. The Board also took into

Advisory Agreement(s)    |    89

account the Subadviser’s risk management processes. The Board noted that the Manager’s monitoring processes of the Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.

Subadviser Compensation – The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Funds, the Trustees noted that the fees under the Subadvisory Agreement were paid by the Manager. The Trustees also relied on the ability of the Manager to negotiate the Subadvisory Agreement and the fees thereunder at arm’s length. For the above reasons, the Board determined that the profitability of the Subadviser from its relationship with each Fund was not a material factor in its deliberations with respect to the consideration of the approval of the Subadvisory Agreement. For similar reasons, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Funds was not a material factor in considering the Subadvisory Agreement, although the Board noted that the Subadvisory Agreement contains breakpoints in its fee schedules for the USAA MSCI International Value Momentum Blend Index ETF and USAA MSCI Emerging Markets Value Momentum Blend Index ETF.

Subadvisory Fees and Fund Performance – The Board compared the subadvisory fees for the Funds with the fees that the Subadviser charges to comparable clients, as applicable. The Board considered that the Funds pay a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to the Subadviser. The Board considered, among other data, the performance of the Subadviser’s comparable funds during the past year ended March 31, 2017. The Board noted the Manager’s experience and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser.

Conclusions – The Board reached the following conclusions regarding the Subadvisory Agreement with respect to each Fund, among others: (i) the Subadviser is qualified to manage the Fund’s

90    |    USAA MSCI Index ETFs

assets in accordance with its investment objectives and policies; (ii) the Subadviser maintains an appropriate compliance program; and (iii) the Fund’s advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Subadviser. Based on its conclusions, the Board determined that approval of the Subadvisory Agreement with respect to each Fund would be in the best interests of the Fund and its shareholders.

Advisory Agreement(s)    |    91

NOTES

Notes    |    92

Trustees	Daniel S. McNamara
Robert L. Mason, Ph.D.
Jefferson C. Boyce
Dawn M. Hawley
Paul L. McNamara
Richard Y. Newton III
Barbara B. Ostdiek, Ph.D.
Michael F. Reimherr

Administrator and	USAA Asset Management Company
Investment Adviser	P.O. Box 659453
San Antonio, Texas 78265-9825

Underwriter and	USAA Investment Management Company
Distributor	P.O. Box 659453
San Antonio, Texas 78265-9825

Transfer Agent	State Street Bank and Trust Company
P.O. Box 1713
Boston, Massachusetts 02105

Custodian and	State Street Bank and Trust Company
Accounting Agent	P.O. Box 1713
Boston, Massachusetts 02105

Independent	Ernst & Young LLP
Registered Public	100 West Houston St., Suite 1700
Accounting Firm	San Antonio, Texas 78205

Copies of the Manager’s proxy voting policies and procedures, approved by the Trust’s Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722; (ii) at usaa.com; and (iii) in summary within the Statement of Additional Information on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at usaa.com; and (ii) on the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at sec.gov. These Forms N-Q also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

USAA	PRSRT STD
9800 Fredericksburg Road	U.S. Postage
San Antonio, TX 78288	PAID
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98743-0418	©2018, USAA. All rights reserved.

ITEM 2. CODE OF ETHICS.

NOT APPLICABLE. This item must be disclosed only in annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE. This item must be disclosed only in annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE. This item must be disclosed only in annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Corporate Governance Committee selects and nominates candidates for membership on the Board as independent trustees. The Corporate Governance Committee has adopted procedures to consider Board candidates suggested by shareholders. The procedures are initiated by the receipt of nominations submitted by a fund shareholder sent to Board member(s) at the address specified in fund disclosure documents or as received by AMCO or a fund officer. Any recommendations for a nomination by a shareholder, to be considered by the Board, must include at least the following information: name; date of birth; contact information; education; business profession and other expertise; affiliations; experience relating to serving on the Board; and references. The Corporate Governance Committee gives shareholder recommendations the same consideration as any other candidate.

ITEM 11. CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA ETF Funds Trust (Trust) have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust’s internal controls or in other factors that could significantly affect the Trust’s internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds’ Board in approving the Funds’ advisory agreements.

ITEM 12. EXHIBITS.

(a) (1).	NOT APPLICABLE. This item must be disclosed only in annual reports.

(a) (2).	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a) (3).	Not Applicable.

(b).	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: USAA ETF TRUST, Period Ended February 28, 2018

By:*	/S/ SEBA KURIAN
Signature and Title: SEBA KURIAN, Assistant Secretary

Date:	04/25/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/S/ DANIEL S. MCNAMARA
Signature and Title: Daniel S. McNamara, President

Date:	04/26/2018

By:*	/S/ JAMES K. DE VRIES
Signature and Title: James K. De Vries, Treasurer

Date:	04/26/2018

*	Print the name and title of each signing officer under his or her signature.